MINNESOTA TAX FREE FUND

                             MINNESOTA INSURED FUND

                      MINNESOTA LIMITED TERM TAX FREE FUND


                                  ANNUAL REPORT



                             Dated December 31, 1995


Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur ARIZONA Tax Free Fund          Voyageur MINNESOTA Tax Free Fund
Voyageur CALIFORNIA Tax Free Fund       Voyageur NATIONAL Tax Free Fund
Voyageur COLORADO Tax Free Fund         Voyageur NEW MEXICO Tax Free Fund
Voyageur FLORIDA Tax Free Fund          Voyageur NORTH DAKOTA Tax Free Fund
Voyageur IDAHO Tax Free Fund            Voyageur UTAH Tax Free Fund
Voyageur IOWA Tax Free Fund             Voyageur WISCONSIN Tax Free Fund
Voyageur KANSAS Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

Voyageur ARIZONA Insured                Voyageur MISSOURI Insured
  Tax Free Fund                           Tax Free Fund
Voyageur CALIFORNIA Insured             Voyageur NATIONAL Insured
  Tax Free Fund                           Tax Free Fund
Voyageur FLORIDA                        Voyageur OREGON
  Tax Free Fund                           Tax Free Fund
Voyageur MINNESOTA Insured Fund         Voyageur WASHINGTON
                                          Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited
Voyageur MINNESOTA Limited Term Tax Free Fund           Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

Voyageur AGGRESSIVE GROWTH Fund       Voyageur GROWTH Stock Fund
Voyageur GROWTH AND INCOME Fund       Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

Voyageur CALIFORNIA MUNICIPAL CASH Series   Voyageur MUNICIPAL CASH Series
Voyageur FLORIDA MUNICIPAL CASH Series      Voyageur OHIO MUNICIPAL CASH Series
Voyageur GOVERNMENT CASH Series             Voyageur PRIME CASH Series
Voyageur MINNESOTA MUNICIPAL CASH Series    Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).


Dear Shareholder:

1995 was an excellent year for municipal bond fund investors and I am pleased to report that your Funds did extremely well.

As you may recall, the previous year, 1994, represented one of the most difficult years for fixed income investors since the 1920s. Voyageur's investment strategy, however, emphasizes total return over the long term. Shareholders who maintained a long term outlook through 1994 are to be congratulated for their patience. This patience was rewarded in 1995.

Two of the major factors contributing to the resurgence of the municipal bond market this past year were:

* Progressively lower interest rates throughout the year. (Falling interest rates directly increases the value of your Fund's portfolio, and hence, your shares.)

* A narrowing "spread" between yields on higher quality bonds versus lower quality bonds. (Your Funds benefited from maintaining a large position in quality bonds.)

In the following pages, Beth Howell, the Funds' portfolio manager, will elaborate on these and other points of interest regarding the municipal bond market in 1995 and will also share Voyageur's economic outlook for the next fiscal year.

Finally, I'd like to apprise you of the amount of capital appreciation and current income generated by the Funds on your behalf in 1995.

VOYAGEUR MINNESOTA TAX FREE FUND

                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $11.33              $12.63        $0.64         $455,220
   Class B Shares                               11.90*              12.62         0.44            2,701
   Class C Shares                               11.33               12.63         0.55            2,319

__________________________________
    *Net asset value at March 11, 1995 (commencement of operations)

VOYAGEUR MINNESOTA INSURED FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                               $9.61              $10.73        $0.53         $307,734
   Class B Shares                               10.14*              10.72         0.38            4,655
   Class C Shares                                9.61               10.73         0.45            3,166

__________________________________
    *Net asset value at March 7, 1995 (commencement of operations)

VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                                                                                               TOTAL NET
                                              NET ASSET          NET ASSET                      ASSETS
                                                VALUE              VALUE       DIVIDENDS        END OF
                                              BEGINNING             END        PAID PER         PERIOD
                                              OF PERIOD          OF PERIOD       SHARE          (000'S)
                                              ---------          ---------       -----          -------
PERIOD
------
Period ended December 31, 1995:
   Class A Shares                              $10.50              $11.14        $0.51          $72,405
   Class B Shares                               10.95*              11.14         0.17               27
   Class C Shares                               10.50               11.13         0.42              694

__________________________________
    *Net asset value at August 15, 1995 (commencement of operations)

I will be reporting to you again in August, 1996 to review the first half of the coming year. In the interim, if you have any questions or comments about your Funds, please call Voyageur's Shareholder Services Department at (800)545- 3863 or your financial advisor.

Thank you for investing with Voyageur.

Sincerely,


John G. Taft
President
Voyageur Minnesota Tax Free Fund
Voyageur Minnesota Insured Fund
Voyageur Minnesota Limited Term Tax Free Fund


FUND INVESTMENT OBJECTIVES AND STRATEGIES

The primary objective of the Voyageur Minnesota Tax Free Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital.

The primary objective of the Voyageur Minnesota Insured Fund is to seek as high a level of current income free from both federal income taxes and state income taxes as is consistent with preservation of capital, with the added safety of an insured portfolio. The Voyageur Minnesota Insured Fund adopted a modification of an investment policy which will permit this Fund to retain insured municipal bonds in its portfolio the rating of which is not lower than AA by Standard & Poor's Ratings Service or Aa by Moody's Investor Service so long as such AA or Aa insured municipal bonds do not exceed 35% of the Fund's total assets. Such bonds must still have a AAA or Aaa rating at the time of initial investment by the Fund.

The primary objective of the Voyageur Minnesota Limited Term Tax Free Fund is to seek to preserve original investment principal while providing income free from both federal income taxes and state income taxes.

The Minnesota Tax Free Fund generally invests in long-term investment grade municipal bonds; the Minnesota Insured Fund generally invests in long-term insured municipal bonds. The Minnesota Limited Term Tax Free Fund generally invests in intermediate-term investment grade municipal bonds. The distributions from each Fund are generally exempt from federal income tax and Minnesota state income tax.

DISCUSSION OF FUNDS PERFORMANCE
by Elizabeth H. Howell

MS. HOWELL IS A SENIOR VICE PRESIDENT AND TAX EXEMPT PORTFOLIO MANAGER FOR VOYAGEUR FUND MANAGERS.. SHE HAS MANAGED THE VOYAGEUR MINNESOTA TAX FREE FUNDS SINCE 1991.

We are pleased to report the 1995 performance results of the Voyageur Minnesota Tax Free Funds for the fiscal year ending December 31, 1995. Of the Voyageur Minnesota Tax Free Fund, Voyageur Minnesota Insured Fund and Voyageur Minnesota Limited Term Tax Free Fund, only the Class 'A' and 'C' shares of the Funds have been in operation for the entire fiscal year.

* The Voyageur Minnesota Tax Free Fund achieved a total return of +17.5% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'C' shares achieved a +16.6% total return.
* The Voyageur Minnesota Insured Fund achieved a total return of +17.5% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'C' shares achieved a +16.6% total return.
* The Voyageur Minnesota Limited Term Tax Free Fund achieved a total return of +11.0% in 1995 for Class 'A' shares (assuming purchase at net asset value and reinvestment of dividends and capital gains). Class 'C' shares achieved a +10.2% total return.

For information pertaining to total returns, relative performance, and inception dates for other share classes, as well as information about the Funds' performance over additional timeframes and including the effect of sales charges, please refer to the charts on page 8, 9 and 10.

FACTORS AFFECTING FUND PERFORMANCE IN 1995

As discussed in John Taft's introduction, a general downward trend in prevailing interest rates had a positive impact on the net asset value of Fund shares in 1995. Both the Voyageur Minnesota Tax Free Fund and the Voyageur Minnesota Insured Fund had relative performance for the fiscal year that beat the average return achieved by all Minnesota municipal bond funds according to Lipper Analytical Services. As a group, these 40 funds achieved an average one year total return of +15.4%. The Voyageur long-term funds' performance bested this figure by over 2%. According to Lipper, the Voyageur Minnesota Insured Fund (Class 'A' shares) was ranked #4 of 40 Minnesota municipal bond funds for one year total return. The Voyageur Minnesota Tax Free Fund Fund (Class 'A' shares) was ranked #5 of 40 Minnesota municipal bond funds for one year total return. Keep in mind, however, that past performance does not guarantee future results. (Once again, please refer to the charts on pages 8, 9 and 10 for additional performance information.)

Each of the Funds was able to capture significant capital appreciation through duration management. Longer duration funds experience wider fluctuations in market prices than shorter duration funds. For example, early in 1995, the duration of the Voyageur Minnesota Tax Free Fund peaked at 10.8 years which allowed for a significant increase in net asset value. After having captured this market rally, the duration of the Fund was systematically reduced, closing the year at approximated 7.7 years. As of December 31, 1995, the duration for the Voyageur Minnesota Insured Fund was 7.2 years, and the duration for the Voyageur Minnesota Limited Term Tax Free Fund was 4.8 years.

The Funds also benefited from relative changes in value between high quality bonds and lower quality bonds. As interest rate spreads between these two classes of municipal bonds narrowed, high quality bonds (which had been dramatically oversold during the 1994 bear market) gained significant relative value. The Voyageur Minnesota Insured Fund is comprised exclusively of bonds rated Aaa and/or AAA by Moody's Investors Service and/or Standard & Poor's
Ratings Service. Sixty-five percent of the Voyageur Minnesota Tax Free Fund's portfolio was comprised of bonds rated Aaa/AAA; ninety-four percent of the Fund's portfolio was held in investment grade securities. Seventy percent of the Voyageur Minnesota Limited Term Tax Free Fund's portfolio was comprised of bonds rated Aaa/AAA; ninety-six percent of the Fund's portfolio was held in investment grade securities. As you can see, throughout 1995, asset quality remained high in all the Voyageur Minnesota Tax Free Funds.

OUTLOOK FOR 1996

Our outlook for the Minnesota municipal bond market remains bullish. However, we do not anticipate as significant levels of total return in the upcoming year as was achieved in 1995.

Our 1996 economic outlook calls for:

* CONTINUED LOW RATES OF INFLATION. We expect a Consumer Price Index (CPI) increase of from 2.5% to 2.8%.

* SLOWING OF ECONOMIC GROWTH. In 1995, U.S. Gross Domestic Product (GDP) climbed about 3%. Voyageur's 1996 projection for GDP calls for an increase of about 2.4%.

* STABLE TO SLIGHTLY DECLINING INTEREST RATES. During 1995, the Federal Reserve Board encouraged lower interest rates by reducing the Federal Funds Rate by a total of .5%. (Rates were subsequently lowered by an additional .25% in February 1996.) We expect further reductions of .5% to .75%, which will likely occur well in advance of the November elections.

In conclusion, Voyageur believes the municipal bond market will have a good year in 1996. However, we advise against expectations of total return levels achieved in 1995.

PURSUANT TO RULE 232.304 (a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR MINNESOTA TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

         ENDING VALUE  ENDEING VALUE   ENDING VALUE
          WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE       CHARGE         CHARGE        BOND INDEX
----       ------         ------        ----------
Feb-84     9525           10000           10000
Feb-84     9525           10000            9989.82
Mar-84     9553.48        10029.9          9969.84
Apr-84     9616.79        10096.36        10008.72
May-84     9476.93         9949.53         9320.12
Jun-84     9412.26         9881.64         9505.59
Jul-84     9796.9         10285.45        10031.25
Aug-84     9986.7         10484.72        10258.96
Sep-84    10091.55        10594.81        10214.85
Oct-84    10313.69        10828.02        10320.06
Nov-84    10171.81        10679.07        10463.51
Dec-84    10538.3         11063.84        10676.96
Jan-85    10829.89        11369.96        11289.82
Feb-85    10905.1         11448.93        11000.8
Mar-85    10878.18        11420.66        11098.71
Apr-85    11305.18        11868.96        11513.8
May-85    11579.57        12157.03        11970.9
Jun-85    11741.11        12326.62        12120.53
Jul-85    11605.69        12184.45        12096.29
Aug-85    11818.68        12408.06        12030.97
Sep-85    11762.43        12349.01        11934.73
Oct-85    12022.37        12621.91        12333.34
Nov-85    12326.76        12941.48        12782.28
Dec-85    12611.75        13240.68        13008.52
Jan-86    12973.77        13620.75        13831.96
Feb-86    13201.61        13859.96        14458.55
Mar-86    13426.92        14096.51        14407.95
Apr-86    13486.94        14159.52        14386.34
May-86    13414.1         14083.04        14100.05
Jun-86    13425.23        14094.73        14198.75
Jul-86    13557.48        14233.57        14320.86
Aug-86    13834.32        14524.22        15095.62
Sep-86    13949.98        14645.65        15056.37
Oct-86    14196.57        14904.53        15282.21
Nov-86    14346.03        15061.44        15627.59
Dec-86    14521.44        15245.6         15582.27
Jan-87    14719.96        15454.02        16135.44
Feb-87    14845.46        15585.78        16151.58
Mar-87    14864.54        15605.82        15993.29
Apr-87    14350.58        15066.22        15059.28
May-87    14237.02        14947.01        14944.83
Jun-87    14497.55        15220.53        15369.27
Jul-87    14627.82        15357.29        15513.74
Aug-87    14695.85        15428.71        15582
Sep-87    14370.1         15086.72        15052.21
Oct-87    14139.77        14844.9         15065.76
Nov-87    14536.02        15260.91        15455.96
Dec-87    14679.03        15411.05        15686.25
Jan-88    15098.61        15851.56        16373.31
Feb-88    15249.34        16009.8         16591.08
Mar-88    15202.1         15960.21        16292.44
Apr-88    15270.94        16032.48        16432.55
May-88    15305.15        16068.4         16429.26
Jun-88    15582.94        16360.04        16747.99
Jul-88    15620.95        16399.94        16890.35
Aug-88    15714.12        16497.77        16914
Sep-88    15947.91        16743.21        17309.78
Oct-88    16160.22        16966.11        17697.52
Nov-88    16153.67        16959.23        17554.17
Dec-88    16191.81        16999.27        17787.64
Jan-89    16470.93        17292.32        18244.79
Feb-89    16387.66        17204.89        18024.02
Mar-89    16390.22        17207.58        17982.57
Apr-89    16593.16        17420.64        18477.09
May-89    16862.55        17703.46        18916.85
Jun-89    17138.71        17993.39        19160.87
Jul-89    17274.91        18136.39        19427.21
Aug-89    17271.24        18132.54        19221.28
Sep-89    17208.65        18066.83        19079.04
Oct-89    17395.29        18262.77        19374.77
Nov-89    17522.51        18396.33        19729.33
Dec-89    17666.21        18547.2         19871.38
Jan-90    17674.83        18556.25        19708.43
Feb-90    17765.49        18651.43        19903.55
Mar-90    17854.16        18744.53        19945.34
Apr-90    17779.27        18665.9         19753.87
May-90    17957.83        18853.37        20259.57
Jun-90    18121.61        19025.32        20421.64
Jul-90    18299.35        19211.92        20762.68
Aug-90    18177.26        19083.74        20341.2
Sep-90    18251.11        19161.27        20316.79
Oct-90    18403.37        19321.12        20690.62
Nov-90    18696.23        19628.59        21183.06
Dec-90    18907.92        19850.84        21286.86
Jan-91    19012.91        19961.06        21544.43
Feb-91    19199.79        20157.25        21721.09
Mar-91    19289.99        20251.95        21738.47
Apr-91    19396.4         20363.67        22053.68
May-91    19556.95        20532.24        22283.03
Jun-91    19667.86        20648.67        22218.41
Jul-91    19843.87        20833.46        22542.8
Aug-91    20071.6         21072.55        22844.88
Sep-91    20300.42        21312.78        23155.57
Oct-91    20461.86        21482.27        23382.49
Nov-91    20589.37        21616.14        23419.9
Dec-91    20994.86        22041.85        23918.75
Jan-92    21019.78        22068.01        23968.98
Feb-92    21131.71        22185.52        23978.56
Mar-92    21155.6         22210.61        24036.11
Apr-92    21266.32        22326.85        24262.05
May-92    21394.78        22461.71        24579.88
Jun-92    21701.31        22783.53        25032.15
Jul-92    22330.97        23444.58        25928.3
Aug-92    22187.91        23294.39        25604.2
Sep-92    22334.25        23448.04        25732.22
Oct-92    22099.8         23201.89        25366.82
Nov-92    22468.25        23588.71        26011.14
Dec-92    22667.97        23798.4         26351.89
Jan-93    23003.58        24150.74        26633.85
Feb-93    23639.38        24818.25        27763.13
Mar-93    23658.99        24838.84        27521.59
Apr-93    23790.78        24977.19        27868.36
May-93    24018.5         25216.28        28099.67
Jun-93    24323.03        25535.99        28616.7
Jul-93    24285.25        25496.33        28651.04
Aug-93    24782.97        26018.86        29335.8
Sep-93    25168           26423.09        29705.43
Oct-93    25243.54        26502.4         29758.9
Nov-93    25104.75        26356.69        29431.55
Dec-93    25546.66        26820.64        30140.86
Jan-94    25720.18        27002.81        30520.63
Feb-94    25175.14        26430.59        29614.17
Mar-94    24324.4         25537.43        28053.5
Apr-94    24215.51        25423.11        28283.54
May-94    24469.31        25689.56        28617.29
Jun-94    24336.73        25550.37        28331.11
Jul-94    24654.49        25883.98        28979.89
Aug-94    24706.33        25938.41        29061.04
Sep-94    24366.01        25581.11        28479.82
Oct-94    23919.81        25112.66        27727.95
Nov-94    23387.66        24553.97        27079.12
Dec-94    23826.1         25014.27        27929.4
Jan-95    24550.6         25774.9         29021.44
Feb-95    25384.09        26649.96        30074.92
Mar-95    25560.27        26834.93        30417.77
Apr-95    25586.72        26862.7         30411.69
May-95    26407.9         27724.83        31558.21
Jun-95    26111.73        27413.89        31072.21
Jul-95    26204.77        27511.57        31233.79
Aug-95    26429           27746.98        31661.69
Sep-95    26719.72        28052.2         31911.82
Oct-95    27098.26        28449.62        32591.54
Nov-95    27655.28        29034.42        33311.81
Dec-95    27993.04        29389.02        33778.17971

                                   VOYAGEUR MINNESOTA TAX FREE FUND
                                    AVERAGE ANNUAL TOTAL RETURNS
                                        (CLASS A SHARES)
                                        ----------------
                         1                5                10                 SINCE
                        YEAR             YEARS            YEARS              2/27/84**
Without Sales Charge    17.49%           8.16%            8.30%              9.53%
--------------------    ------           -----            -----              -----
With Sales Charge*      11.91%           7.12%            7.77%              9.08%

Lehman Bros. 20         20.94%           9.67%            10.01%             10.83%
Year Municipal
Bond Index

                              VOYAGEUR MINNESOTA TAX FREE FUND
                                       TOTAL RETURNS
                                     (CLASS B SHARES)
                                     ----------------
                                          SINCE
                                        3/11/95**
                                        ---------
Without Contingent
Deferred Sales Charge                     9.95%

With Contingent
Deferred Sales Charge***                  5.95%


                          VOYAGEUR MINNESOTA TAX FREE FUND
                              AVERAGE ANNUAL TOTAL RETURNS
                                   (CLASS C SHARES)
                                   ----------------

                                                 SINCE
                              1 YEAR           5/4/94**
                              ------           --------
                              16.62%            8.14%

  *Average annual total returns include the maximum 4.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

PURSUANT TO RULE 232.304 (a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR MINNESOTA INSURED FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF
$10,000  MADE ON THE DATE THE FUND  COMMENCED  OPERATIONS  THROUGH  DECEMBER 31,
1995.

         ENDING VALUE  ENDEING VALUE   ENDING VALUE
          WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE       CHARGE         CHARGE        BOND INDEX
----       ------         ------        ----------
May-87     9525           10000           10000
May-87     9441.37         9912.2         9924
Jun-87     9650.35        10131.6         10205.84
Jul-87     9724.65        10209.61        10301.78
Aug-87     9757.41        10244           10347.1
Sep-87     9553.33        10029.75         9995.3
Oct-87     9328.53         9793.73        10004.3
Nov-87     9594.47        10072.93        10263.41
Dec-87     9666.27        10148.31        10416.33
Jan-88     9958.04        10454.64        10872.57
Feb-88    10056.78        10558.3         11017.18
Mar-88    10015.59        10515.06        10818.87
Apr-88    10058.55        10560.15        10911.91
May-88    10086.12        10589.1         10909.73
Jun-88    10252.52        10763.8         11121.37
Jul-88    10282.81        10795.6         11215.91
Aug-88    10345.19        10861.09        11231.61
Sep-88    10530.25        11055.38        11494.43
Oct-88    10664.52        11196.34        11751.9
Nov-88    10669.98        11202.08        11656.71
Dec-88    10700.05        11233.65        11811.75
Jan-89    10863.49        11405.24        12115.31
Feb-89    10839.76        11380.33        11968.71
Mar-89    10823.9         11363.68        11941.19
Apr-89    10992.4         11540.58        12269.57
May-89    11177.42        11734.82        12561.58
Jun-89    11333.95        11899.16        12723.63
Jul-89    11415.69        11984.97        12900.49
Aug-89    11443.23        12013.89        12763.74
Sep-89    11400.21        11968.73        12669.29
Oct-89    11511.37        12085.43        12865.66
Nov-89    11585.85        12163.62        13101.11
Dec-89    11658.94        12240.36        13195.43
Jan-90    11710.95        12294.96        13087.23
Feb-90    11769.2         12356.12        13216.8
Mar-90    11823.95        12413.6         13244.55
Apr-90    11772.08        12359.14        13117.4
May-90    11895.22        12488.42        13453.21
Jun-90    11984.67        12582.33        13560.83
Jul-90    12105.21        12708.88        13787.3
Aug-90    12027.2         12626.98        13507.42
Sep-90    12009.12        12608           13491.21
Oct-90    12100.25        12703.67        13739.45
Nov-90    12328.11        12942.9         14066.45
Dec-90    12432.42        13052.41        14135.37
Jan-91    12481.72        13104.17        14306.41
Feb-91    12604.03        13232.58        14423.72
Mar-91    12649.01        13279.8         14435.26
Apr-91    12720.38        13354.73        14644.57
May-91    12831.44        13471.32        14796.88
Jun-91    12889.85        13532.65        14753.96
Jul-91    13041.06        13691.41        14969.37
Aug-91    13192.9         13850.82        15169.96
Sep-91    13385.74        14053.27        15376.27
Oct-91    13511.49        14185.29        15526.96
Nov-91    13569.44        14246.13        15551.8
Dec-91    13878.83        14570.95        15883.06
Jan-92    13882.55        14574.86        15916.41
Feb-92    13927.77        14622.33        15922.78
Mar-92    13945.11        14640.54        15960.99
Apr-92    14046.42        14746.9         16111.03
May-92    14147.87        14853.41        16322.08
Jun-92    14376.28        15093.2         16622.41
Jul-92    14847.15        15587.56        17217.49
Aug-92    14706.03        15439.41        17002.27
Sep-92    14807.47        15545.9         17087.28
Oct-92    14663.8         15395.07        16844.64
Nov-92    14925.01        15669.3         17272.5
Dec-92    15067.73        15819.14        17498.77
Jan-93    15332.35        16096.96        17686
Feb-93    15789.74        16577.15        18435.89
Mar-93    15729.85        16514.27        18275.5
Apr-93    15832.81        16622.37        18505.77
May-93    16011.87        16810.37        18659.37
Jun-93    16251.26        17061.69        19002.7
Jul-93    16220.56        17029.45        19025.5
Aug-93    16568.13        17394.36        19480.21
Sep-93    16826.23        17665.33        19725.66
Oct-93    16916.84        17760.46        19761.17
Nov-93    16822.61        17661.53        19543.8
Dec-93    17146.89        18001.98        20014.8
Jan-94    17268.06        18129.2         20266.99
Feb-94    16905.61        17748.67        19665.06
Mar-94    16288.71        17101           18628.71
Apr-94    16205.06        17013.18        18781.47
May-94    16326.18        17140.34        19003.09
Jun-94    16224.55        17033.65        18813.06
Jul-94    16507.25        17330.45        19243.87
Aug-94    16437.47        17257.18        19297.76
Sep-94    16205.35        17013.49        18911.8
Oct-94    15841.87        16631.88        18412.53
Nov-94    15443.81        16213.98        17981.68
Dec-94    15795.93        16583.65        18546.3
Jan-95    16347.56        17162.8         19271.46
Feb-95    16951.4         17796.75        19971.02
Mar-95    17074.57        17926.06        20198.69
Apr-95    17114.47        17967.94        20194.65
May-95    17590.75        18467.98        20955.98
Jun-95    17446.01        18316.02        20633.26
Jul-95    17520.94        18394.68        20740.56
Aug-95    17545.33        18420.3         21024.7
Sep-95    17825.3         18714.22        21190.8
Oct-95    18055.09        18955.48        21642.16
Nov-95    18369.41        19285.47        22120.45
Dec-95    18563.9         19489.66        22430.14

                         VOYAGEUR MINNESOTA INSURED FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                                (CLASS A SHARES)
                                ----------------

                            1                5                SINCE
                          YEAR             YEARS            5/1/87**
                          ----             -----            --------
Without Sales Charge      17.52%           8.34%            8.00%

With Sales Charge*        11.94%           7.29%            7.39%

Lehman Bros. 20           20.94%           9.67%            9.77%
Year Municipal
Bond Index

               VOYAGEUR MINNESOTA INSURED FUND
                      TOTAL RETURNS
                     (CLASS B SHARES)
                     ----------------

                                            SINCE
                                           3/7/95**
                                           --------
          Without Contingent
          Deferred Sales Charge             9.59%

          With Contingent
          Deferred Sales Charge***          5.59%


               VOYAGEUR MINNESOTA INSURED FUND
                AVERAGE ANNUAL TOTAL RETURNS
                   (CLASS C SHARES)
                   ----------------

                                SINCE
              1 YEAR           5/4/94**
              ------           --------
               16.63%           7.61%

*Average annual total reutrns include the maximum 4.75% sales charge ** Commencement of operations.
*** Assumes redemption on December 31, 1995


PURSUANT TO RULE 232.304 (a) OF REGULATION S-T THE FOLLOWING IS A TABULAR REPRESENTATION OF A LINE GRAPH FOR VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND PORTFOLIO ABSTRACT FOR THE PERIOD ENDED DECEMBER 31, 1995. THE DATA REPRESENTS THE CUMULATIVE TOTAL RETURN OF A HYPOTHETICAL INVESTMENT IN CLASS A SHARES OF $10,000 MADE ON THE DATE THE FUND COMMENCED OPERATIONS THROUGH DECEMBER 31, 1995.

         ENDING VALUE  ENDEING VALUE   ENDING VALUE
          WITH SALES   WITHOUT SALES   LEHMAN BROS.
DATE       CHARGE         CHARGE        BOND INDEX
----       ------         ------        ----------
Oct-85     9725           10000           10000
Oct-85     9728.99        10004.1         10020.93
Nov-85     9991.77        10274.31        10128.26
Dec-85    10040.11        10324.02        10015.53
Jan-86    10130.8         10417.28        10407.34
Feb-86    10222.21        10511.27        10523.69
Mar-86    10317.56        10609.32        10656.4
Apr-86    10371.1         10664.37        10717.24
May-86    10427.03        10721.88        10715.42
Jun-86    10459.7         10755.47        10814.11
Jul-86    10521.09        10818.61        10795.08
Aug-86    10646.73        10947.8         10907.99
Sep-86    10703.92        11006.6         10969.52
Oct-86    10786.73        11091.75        11120.57
Nov-86    10851.9         11158.77        11187.18
Dec-86    10901.43        11209.69        11176.1
Jan-87    10999.62        11310.66        11320.95
Feb-87    11053.2         11365.76        11380.27
Mar-87    11079.04        11392.33        11390.05
Apr-87    10906.6         11215.02        11209.86
May-87    10914.48        11223.11        11225.56
Jun-87    10994.97        11305.88        11446.14
Jul-87    11080.44        11393.77        11495.7
Aug-87    11149.38        11464.66        11491.33
Sep-87    11068.99        11381.99        11324.59
Oct-87    11048.42        11360.84        11473.06
Nov-87    11173.78        11489.74        11529.74
Dec-87    11226.07        11543.52        11621.51
Jan-88    11331.16        11651.58        11840
Feb-88    11399.13        11721.47        11918.85
Mar-88    11464.25        11788.43        11918.26
Apr-88    11520.17        11845.93        12006.93
May-88    11534.99        11861.17        11930.08
Jun-88    11606.82        11935.03        11992.12
Jul-88    11645.21        11974.5         12030.37
Aug-88    11672.04        12002.1         11970.58
Sep-88    11723.78        12055.3         12081.67
Oct-88    11817.85        12152.03        12152.59
Nov-88    11846.07        12181.04        12141.17
Dec-88    11865.85        12201.39        12157.31
Jan-89    11918.73        12255.76        12291.17
Feb-89    11921.18        12258.28        12221.6
Mar-89    11909.81        12246.59        12166.6
Apr-89    11985.44        12324.36        12327.69
May-89    12116.65        12459.28        12495.34
Jun-89    12225.81        12571.52        12637.17
Jul-89    12305.88        12653.86        12783.5
Aug-89    12368.79        12718.55        12769.06
Sep-89    12408.73        12759.62        12804.3
Oct-89    12493.76        12847.05        12906.61
Nov-89    12553.73        12908.72        13025.61
Dec-89    12628.32        12985.42        13099.33
Jan-90    12682.97        13041.61        13137.06
Feb-90    12740.01        13100.27        13215.75
Mar-90    12804.64        13166.73        13212.44
Apr-90    12798.89        13160.82        13219.18
May-90    12886.3         13250.69        13385.88
Jun-90    12976.76        13343.71        13489.89
Jul-90    13077.63        13447.44        13604.82
Aug-90    13111.04        13481.78        13610.8
Sep-90    13168.48        13540.85        13655.86
Oct-90    13245.44        13619.99        13791.6
Nov-90    13359.36        13737.14        13949.65
Dec-90    13460.64        13841.28        14023.72
Jan-91    13520.38        13902.7         14204.77
Feb-91    13646.07        14031.95        14321.81
Mar-91    13706.31        14093.89        14335.71
Apr-91    13781.86        14171.58        14469.46
May-91    13871.83        14264.1         14545.71
Jun-91    13934.13        14328.15        14560.84
Jul-91    14037.15        14434.09        14674.27
Aug-91    14167.58        14568.21        14813.23
Sep-91    14285.47        14689.43        14941.66
Oct-91    14361.86        14767.98        15037.14
Nov-91    14463.69        14872.69        15124.81
Dec-91    14703.79        15119.62        15415.36
Jan-92    14738.47        15155.28        15491.97
Feb-92    14821.19        15240.35        15489.18
Mar-92    14771.08        15188.82        15471.52
Apr-92    14845.04        15264.86        15585.39
May-92    14945.93        15368.6         15710.55
Jun-92    15075.56        15501.91        15884.78
Jul-92    15305.64        15738.49        16199.29
Aug-92    15366.62        15801.2         16113.92
Sep-92    15471.08        15908.62        16235.91
Oct-92    15476.93        15914.63        16214.64
Nov-92    15594.93        16035.97        16350.84
Dec-92    15677.03        16120.39        16453.85
Jan-93    15836.48        16284.35        16575.61
Feb-93    16084.27        16539.14        16834.19
Mar-93    16083.36        16538.21        16780.32
Apr-93    16199.42        16657.55        16872.61
May-93    16226.95        16685.86        16924.92
Jun-93    16328.21        16789.99        17024.77
Jul-93    16310.57        16771.85        17021.37
Aug-93    16515.39        16982.5         17176.26
Sep-93    16632.74        17103.17        17246.68
Oct-93    16660.77        17129.88        17281.18
Nov-93    16630.11        17098.35        17267.35
Dec-93    16913.76        17389.99        17452.11
Jan-94    17031.37        17510.9         17600.46
Feb-94    16753.77        17225.49        17420.93
Mar-94    16428.55        16891.11        17213.62
Apr-94    16499.57        16964.13        17339.28
May-94    16587.1         17054.13        17420.78
Jun-94    16581.78        17048.66        17413.81
Jul-94    16731.9         17203.01        17554.86
Aug-94    16788.85        17261.55        17619.81
Sep-94    16690.1         17160.03        17577.53
Oct-94    16592.56        17059.74        17547.64
Nov-94    16434.37        16897.1         17547.64
Dec-94    16590.33        17057.44        17586.25
Jan-95    16762.82        17234.79        17702.32
Feb-95    17062.88        17543.3         17874.03
Mar-95    17205.82        17690.27        18077.79
Apr-95    17303.46        17790.66        18137.45
May-95    17660.23        18157.47        18424.02
Jun-95    17713.42        18212.16        18468.24
Jul-95    17831.7         18333.77        18682.47
Aug-95    17968           18473.91        18820.72
Sep-95    18072.29        18581.14        18860.25
Oct-95    18177.09        18688.89        18931.92
Nov-95    18345.74        18862.28        19051.19
Dec-95    18416.02        18934.54        19138.82


                                 VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                                        AVERAGE ANNUAL TOTAL RETURNS
                                           (CLASS A SHARES)
                                           ----------------

                          1                5                                   SINCE
                         YEAR             YEARS            10 YEARS           10/27/85**
                         ----             -----            --------           ----------
Without Sales Charge     11.00%           6.47%            6.25%              6.47%

With Sales Charge*       7.95%            5.88%            5.96%              6.18%

Lehman Bros. 3 Year      8.83%            6.42%            6.69%              6.58%
Municipal Gov't.
Obligation Index

               VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                              TOTAL RETURNS
                            (CLASS B SHARES)
                            ----------------

                                             SINCE
                                             8/15/95**
                                             ---------
          Without Contingent
          Deferred Sales Charge                3.26%

          With Contingent
          Deferred Sales Charge***             0.26%


          VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
               AVERAGE ANNUAL TOTAL RETURNS
                    (CLASS C SHARES)
                    ----------------
                                      SINCE
                    1 YEAR           5/4/94**
                    ------           --------
                    10.18%           5.99%

  * Average annual total returns include th emaximum 2.75% sales charge. ** Commencement of operations.
*** Assumes redemption on December 31, 1995.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Voyageur Tax Free Funds, Inc.
Voyageur Insured Funds, Inc.
Voyageur Intermediate Tax Free Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Voyageur Minnesota Tax Free Fund (a Fund within Voyageur Tax Free Funds, Inc.), Voyageur Minnesota Insured Fund (a Fund within Voyageur Insured Funds, Inc.), and Voyageur Minnesota Limited Term Tax Free Fund (a fund within Voyageur Intermediate Tax Free Funds, Inc.) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1995 and the financial highlights for each of the years in the five-year period ended December 31, 1995. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voyageur Minnesota Tax Free Fund, Voyageur Minnesota Insured Fund, and Voyageur Minnesota Limited Term Tax Free Fund at December 31, 1995 and the results of their operations, changes in their net assets and the financial highlights for each of the years in the five-year period ended December 31, 1995, in conformity with generally accepted accounting principles.


                                        KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 9, 1996


THE VOYAGEUR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES                                                              DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------

                                                                   VOYAGEUR         VOYAGEUR          VOYAGEUR
                                                                   MINNESOTA        MINNESOTA         MINNESOTA
                                                                   TAX FREE          INSURED        LIMITED TERM
                                                                     FUND              FUND         TAX FREE FUND
                                                                ------------      ------------      -------------
              ASSETS
Investments in securities, at market value (note 1)
   (identified costs, $427,000,049, $292,042,654 and
     $70,300,352, respectively)...............................  $456,280,925      $310,524,272      $73,800,306
Cash in bank on demand deposit................................           730               672              262
Accrued interest receivable...................................     8,990,159         6,428,831        1,577,491
Receivable for investment securities sold.....................            --                --           30,935
Receivable for Fund shares sold...............................        320,442           63,595              438
                                                                ------------      ------------      -----------
   Total assets...............................................   465,592,256       317,017,370       75,409,432
                                                                ------------      ------------      -----------

              LIABILITIES
Dividends payable to shareholders............................      1,923,417         1,257,376          278,938
Payable for investment securities purchased...................     2,913,535                --        1,939,779
Payable for Fund shares redeemed..............................       172,393               561               --
Distribution fees payable.....................................       238,585           165,225           24,205
Other accrued expenses........................................       105,182            39,137           40,300
                                                                ------------      ------------      -----------
   Total liabilities..........................................      5,353,112        1,462,299        2,283,222
                                                                ------------      ------------      -----------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK............  $460,239,144      $315,555,071      $73,126,210
                                                                ============      ============      ===========

Represented by:
   Capital Stock - $.01 par value (note 1)....................  $    364,520  $        293,991      $    65,670
   Additional paid-in capital.................................   433,543,255       304,444,768       70,407,946
   Undistributed net investment income........................        71,163             4,200               47
   Accumulated net realized loss on investments...............    (3,020,670)       (7,669,506)        (847,407)
   Unrealized appreciation of investments.....................    29,280,876        18,481,618        3,499,954
                                                                ------------      ------------      -----------

     TOTAL NET ASSETS.........................................  $460,239,144      $315,555,071      $73,126,210
                                                                ============      ============      ===========

Net assets applicable to outstanding Class A shares...........  $455,219,758      $307,734,067      $72,404,842
                                                                ============      ============      ===========
Net assets applicable to outstanding Class B shares...........     2,700,598      $  4,654,955      $    27,222
                                                                ============    ==============   ==============
Net assets applicable to outstanding Class C shares...........  $ 2,318,788       $  3,166,049      $   694,146
                                                                ============    ==============   ==============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of Capital Stock outstanding:  36,054,473,
     28,669,968 and 6,502,237, respectively (note 4)..........        $12.63            $10.73           $11.14
                                                                      ======            ======           ======
   Class B - Shares of Capital Stock outstanding:  213,915,
     434,121 and 2,444, respectively (note 4).................        $12.62            $10.72           $11.14
                                                                      ======            ======           ======
   Class C - Shares of Capital Stock outstanding:  183,600,
     294,967 and 62,344, respectively (note 4)................        $12.63            $10.73           $11.13
                                                                      ======            ======           ======

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF OPERATIONS                                                               YEAR ENDED DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------

                                                                   VOYAGEUR         VOYAGEUR          VOYAGEUR
                                                                   MINNESOTA        MINNESOTA         MINNESOTA
                                                                   TAX FREE          INSURED        LIMITED TERM
                                                                     FUND              FUND         TAX FREE FUND
                                                                -----------       -----------        ------------
Investment income:
   Interest...................................................  $26,935,684       $17,846,658        $4,110,583
                                                                -----------       -----------        ----------

Expenses (note 3):
   Investment advisory and management fee.....................    2,229,862         1,541,687           298,529
   Dividend-disbursing, administrative and accounting services
     fees.....................................................      499,083           329,546           114,999
   Printing, postage and supplies.............................      100,410            52,524            18,025
   Audit and accounting fees..................................       30,871            20,637            20,581
   Legal fees.................................................       11,223             5,227             2,759
   Distribution fees - Class A................................    1,108,235           759,866           185,286
   Distribution fees - Class B................................        8,871            19,425                83
   Distribution fees - Class C................................       17,906            25,345             5,099
   Directors' fees............................................       23,570            15,194             3,989
   Registration fees..........................................        8,998             2,018             7,207
   Custodian fees.............................................       66,020            57,262            14,683
   Other .....................................................       49,990            33,626             8,888
                                                                -----------       -----------        ----------
     Total expenses...........................................    4,155,039         2,862,357           680,128
   Less:  Expenses waived or absorbed by the distributor......       (2,274)         (157,082)              (21)
                                                                -----------       -----------        ----------
   Net expenses before earnings credits on uninvested cash....    4,152,765         2,705,275           680,107
   Less:  Earnings credits on uninvested cash.................           --            (8,505)           (7,226)
                                                                -----------       -----------        ----------
     Total net expenses ......................................    4,152,765         2,696,770           672,881
                                                                -----------       -----------        ----------
     Investment income - net..................................   22,782,919        15,149,888         3,437,702
                                                                -----------       -----------        ----------

Realized and unrealized gain (loss) on investments:
   Realized loss on security transactions (note 2)............   (2,635,025)       (7,669,506)          (74,374)
   Net change in unrealized appreciation or depreciation
      of investments..........................................   50,741,624        41,831,089         4,553,348
                                                                -----------       -----------        ----------
       Net gain on investments................................   48,106,599        34,161,583         4,478,974
                                                                -----------       -----------        ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........  $70,889,518       $49,311,471        $7,916,676
                                                                ===========       ===========        ==========

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
                                                                                          VOYAGEUR MINNESOTA
                                                                                             TAX FREE FUND
                                                                                    -------------------------------
                                                                                         YEAR            YEAR
                                                                                        ENDED            ENDED
                                                                                      DECEMBER 31,    DECEMBER 31,
Operations:                                                                               1995             1994
                                                                                    ------------      ------------
   Investment income - net......................................................    $  22,782,919     $ 23,704,596
   Realized gain (loss) on investments - net....................................      (2,635,025)        1,273,350
   Net change in unrealized appreciation or depreciation of investments.........      50,741,624       (57,094,347)
                                                                                    ------------      ------------
     Net increase (decrease) in net assets resulting  from operations...........      70,889,518       (32,116,401)
                                                                                    ------------      ------------
Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................     (23,374,008)      (22,948,453)
     Class B....................................................................         (37,979)              N/A
     Class C....................................................................         (79,332)          (16,674)
   Net realized gain on investments:
     Class A....................................................................              --        (1,769,817)
     Class C....................................................................              --            (1,840)
   Excess distributions of net realized gains:
     Class A....................................................................              --          (385,244)
     Class C....................................................................              --              (401)
                                                                                    ------------      ------------
       Total distributions......................................................     (23,491,319)      (25,122,429)
                                                                                    ------------      ------------
Capital share transactions (note 4):
   Proceeds from sale of shares:
     Class A (note 3)...........................................................      44,321,375        64,943,542
     Class B....................................................................       2,627,889               N/A
     Class C....................................................................       1,563,516         1,185,075
   Net asset value of shares issued in  reinvestment of
     net   investment    income   and   realized   gain
     distributions:
       Class A..................................................................      15,300,068        20,135,429
       Class B..................................................................          26,876               N/A
       Class C..................................................................          54,270             8,589
   Payments for redemption of shares:
     Class A....................................................................     (58,049,869)      (79,535,301)
     Class B (note 3)...........................................................         (26,205)              N/A
     Class C (note 3)...........................................................        (534,040)          (86,392)
                                                                                    ------------      ------------
   Increase (decrease) in net assets from capital share transactions............       5,283,880         6,650,942
                                                                                    ------------      ------------
     Total increase (decrease) in net assets....................................      52,682,079       (50,587,888)
Net assets at beginning of period...............................................     407,557,065       458,144,953
                                                                                    ------------      ------------
Net assets at end of period (including undistributed net investment income
   of $71,163 and $779,563; $4,200 and $684,791; and $47 and $29,883; respectively) $460,239,144      $407,557,065
                                                                                    ============      ============

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                VOYAGEUR MINNESOTA
                                                                                                    INSURED FUND
                                                                                    -----------------------------------------
                                                                                           YEAR                     YEAR
                                                                                           ENDED                    ENDED
                                                                                        DECEMBER 31,             DECEMBER 31,
                                                                                           1995                     1994
                                                                                    --------------            --------------
   Investment income - net......................................................    $   15,149,888            $  16,515,252
   Realized gain (loss) on investments - net....................................        (7,669,506)               1,246,807
   Net change in unrealized appreciation or depreciation of investments.........        41,831,089              (43,905,801)
                                                                                    --------------            --------------
     Net increase (decrease) in net assets resulting  from operations...........        49,311,471              (26,143,742)
                                                                                    --------------            --------------
Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................       (15,642,473)             (15,803,903)
     Class B....................................................................           (79,826)                     N/A
     Class C....................................................................          (108,180)                 (26,558)
   Net realized gain on investments:
     Class A....................................................................                --               (1,244,392)
     Class C....................................................................                --                   (2,415)
   Excess distributions of net realized gains:
     Class A....................................................................                --                       --
     Class C....................................................................                --                       --
                                                                                    --------------            --------------
       Total distributions......................................................       (15,830,479)             (17,077,268)
                                                                                    --------------            --------------
Capital share transactions (note 4):
   Proceeds from sale of shares:
     Class A (note 3)...........................................................        29,732,432               65,030,846
     Class B....................................................................         4,508,245                      N/A
     Class C....................................................................         1,728,614                1,825,218
   Net asset value of shares issued in  reinvestment of
     net investment income and realized gain distributions
       Class A..................................................................        11,225,363               11,637,921
       Class B..................................................................            59,610                      N/A
       Class C..................................................................            89,137                   19,210
   Payments for redemption of shares:
     Class A....................................................................       (50,442,997)             (60,585,547)
     Class B (note 3)...........................................................           (57,331)                     N/A
     Class C (note 3)...........................................................          (425,889)                (237,069)
                                                                                    --------------            --------------
   Increase (decrease) in net assets from capital share transactions............        (3,582,816)              17,690,579
                                                                                    --------------            --------------
     Total increase (decrease) in net assets....................................        29,898,176             (25,530,431)
Net assets at beginning of period...............................................       285,656,895              311,187,326
                                                                                    --------------            --------------
Net assets at end of period (including undistributed net investment income
   of $71,163 and $779,563; $4,200 and $684,791; and $47 and $29,883; respectively  $  315,555,071            $ 285,656,895
                                                                                    ==============            =============

See accompanying notes to financial statements.

THE VOYAGEUR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    VOYAGEUR MINNESOTA
                                                                                                LIMITED TERM TAX FREE FUND
                                                                                         -------------------------------------
                                                                                             YEAR                    YEAR
                                                                                             ENDED                   ENDED
                                                                                          DECEMBER 31,             DECEMBER 31,
                                                                                             1995                    1994
                                                                                         -----------             ------------
Operations:
   Investment income - net......................................................         $ 3,437,702             $ 3,383,098
   Realized gain (loss) on investments - net....................................             (74,374)               (773,033)
   Net change in unrealized appreciation or depreciation of investments.........           4,553,348              (4,107,788)
                                                                                         -----------             ------------
     Net increase (decrease) in net assets resulting  from operations...........           7,916,676              (1,497,723)
                                                                                         -----------             ------------
Distributions to shareholders from:
   Investment income - net:
     Class A....................................................................          (3,447,763)            (3,348,667)
     Class B....................................................................                (311)                    N/A
     Class C....................................................................             (19,464)                (4,548)
   Net realized gain on investments:
     Class A....................................................................                  --                 (16,366)
     Class C....................................................................                  --                      --
   Excess distributions of net realized gains:
     Class A....................................................................                  --                      --
     Class C....................................................................                  --                      --
                                                                                         -----------             ------------
       Total distributions......................................................          (3,467,538)            (3,369,581)
                                                                                         -----------             ------------
Capital share transactions (note 4):
   Proceeds from sale of shares:
     Class A (note 3)...........................................................           9,137,036              36,910,400
     Class B....................................................................              27,011                     N/A
     Class C....................................................................             567,207                 381,811
   Net asset value of shares issued in  reinvestment of
     net investment income and realized gain distributions:
     distributions:
       Class A..................................................................           2,503,920               2,469,787
       Class B..................................................................                  72                     N/A
       Class C..................................................................              16,872                   2,923
   Payments for redemption of shares:
     Class A....................................................................         (27,826,010)            (25,726,471)
     Class B (note 3)...........................................................                 (11)                    N/A
     Class C (note 3)...........................................................            (257,614)                (36,878)
                                                                                         -----------             ------------
   Increase (decrease) in net assets from capital share transactions............         (15,831,517)             14,001,572
                                                                                         -----------             ------------
     Total increase (decrease) in net assets....................................         (11,382,379)              9,134,268
Net assets at beginning of period...............................................          84,508,589              75,374,321
                                                                                         -----------             ------------
Net assets at end of period (including undistributed net investment income
   of $71,163 and $779,563; $4,200 and $684,791; and $47 and $29,883; respectively)      $73,126,210             $84,508,589
                                                                                         ===========             ===========

See accompanying notes to financial statements.


THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Voyageur Minnesota Tax Free Fund (Minnesota Tax Free Fund) a fund within Voyageur Tax Free Funds, Inc.; Voyageur Minnesota Insured Fund (Minnesota Insured Fund) a fund within Voyageur Insured Funds, Inc., and Voyageur Minnesota Limited Term Tax Free Fund (Minnesota Limited Term Tax Free Fund), a fund within Voyageur Intermediate Tax Free Funds, Inc., (the Funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. The Minnesota Tax Free Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Minnesota Insured Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. Minnesota Limited Term Tax Free Fund seeks to preserve original investment principal while providing income free from both federal and state income taxes by investing in intermediate term investment grade municipal bonds. The Funds offer Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares (first offered in 1995) may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
     Pursuant to their amended articles of incorporation, Voyageur Tax Free Funds, Inc., Voyageur Insured Funds, Inc. and Voyageur Limited Term Tax Free Funds, Inc. each have 10 trillion shares of authorized capital stock that may be issued in one or more series.
     The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases (decreases) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
     Securities are valued at fair value as determined by the Board of Directors. Determination of fair value involves, among other things, using pricing services or prices quoted by independent brokers. Short-term securities are valued at amortized cost which approximates market value.
     Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level-yield amortization of premium and original issue discount, is accrued daily. Each of the Funds concentrate their investments in a single state, and therefore may have more credit risk related to the economic conditions of the state of Minnesota than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
     Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FEDERAL TAXES
     The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions on certain book-to-tax differences is reflected as excess distributions of net realized gains in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. For federal income tax purposes, as of December 31, 1995, Minnesota Tax Free Fund had a capital loss carryover of $3,020,670 that will expire in 2003, Minnesota Insured Fund had a capital loss carryover of $7,226,007 that will expire in 2003 and 2004 and Minnesota Limited Term Tax Free Fund had a capital loss carryover of $847,407 that will expire in 2003 if not offset by subsequent capital gains. It is unlikely that the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS
     Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of each Fund. Distribution of net short-term realized capital gains, if any, may be paid on a monthly or annual basis. Net long-term realized capital gains, when available, are distributed annually.

(2) SECURITIES TRANSACTIONS
     Purchase cost and proceeds from sales of securities other than short-term securities aggregated $224,289,997 and $220,556,887 for Minnesota Tax Free Fund; $159,996,884 and $168,133,753 for Minnesota Insured Fund; and $28,827,718 and
$43,044,087 for Minnesota Limited Term Tax Free Fund, respectively, during the year ended December 31, 1995.

(3) EXPENSES
     Each Fund has an investment advisory and management agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Fund assets and provides other specified services. The fee for investment management and advisory services is paid monthly and is based on the average daily net assets of each Fund at the annual rate of .50% (.40% for Minnesota Limited Term Tax Free Fund). In addition, each Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. The Minnesota Insured Fund incurred portfolio insurance expense of $826 for the year ended December 31, 1995. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of each Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the period ended December 31, 1995, excluding waiver of distribution fees, Fund Distributors voluntarily absorbed expenses totaling $25,000 for Minnesota Insured Fund.
     Each Fund will also pay a fee to Voyageur for acting as the Fund's dividend disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of the Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. Each Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
     All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan each Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of each Funds' average daily net assets of the Class A Shares and 1.00% of each Funds' average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1995, Fund Distributors voluntarily waived Class A distribution fees of $126,114 for Minnesota Insured Fund; Class B distribution fees of $2,274 for Minnesota Tax Free Fund, $5,515 for Minnesota Insured Fund and $21 for Minnesota Limited Term Tax Free Fund; and Class C distribution fees of $453 for Minnesota Insured Fund. Minnesota Insured Fund and Minnesota Limited Term Tax Free Fund earned $8,505 and $7,226, respectively, in credits on uninvested cash balances held at the custodian during the year ended December 31, 1995 which were used to reduce certain fees for various custodial, pricing and accounting services provided by the custodian bank.
     Sales charges paid by Class A shareholders were $810,820 for Minnesota Tax Free Fund, $658,216 for Minnesota Insured Fund, and $46,751 for Minnesota Limited Term Tax Free Fund. Of these amounts, Fund Distributors received $112,524 for Minnesota Tax Free Fund, $85,971 for Minnesota Insured Fund and $8,052 for Minnesota Limited Term Tax Free Fund. Contingent deferred sales charges paid by Class B shareholders were $887 for Minnesota Tax Free Fund. Contingent deferred sales charges paid by Class C shareholders were $980 for Minnesota Tax Free Fund, $739 for Minnesota Insured Fund and $347 for Minnesota Limited Term Tax Free Fund.

(4) SHARE TRANSACTIONS
Transactions in shares of capital stock during the periods ended December 31, 1995 and 1994 were as follows:

                                                                MINNESOTA TAX FREE FUND
                                    -----------------------------------------------------------------------------
                                            CLASS A                   CLASS B                CLASS C
                                    --------------------------   ---------------     ----------------------------
                                       YEAR           YEAR          PERIOD FROM         YEAR         PERIOD FROM
                                      ENDED          ENDED       MARCH 11, 1995*       ENDED         MAY 4, 1994*
                                    DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,    DECEMBER 31,  TO DECEMBER 31,
                                       1995            1994           1995               1995           1994
                                    -----------    -----------     ----------         ---------       ---------
Shares sold.....................     3,694,812      5,363,728        213,827           129,328         100,287
Shares issued for
   reinvested distributions.....     1,273,503      1,650,611          2,195             4,487             743
Shares redeemed.................    (4,792,882)    (6,775,465)        (2,107)          (43,826)         (7,419)
                                    -----------    -----------     ----------         ---------       ---------
Increase in shares outstanding..       175,433        238,874        213,915            89,989          93,611
                                    ===========    ===========     ==========         =========       =========

                                                                MINNESOTA INSURED FUND
                                     -----------------------------------------------------------------------------
                                              CLASS A                 CLASS B                   CLASS C
                                     --------------------------   ---------------     ----------------------------
                                        YEAR           YEAR         PERIOD FROM         YEAR          PERIOD FROM
                                        ENDED          ENDED       MARCH 7, 1995*       ENDED         MAY 4, 1994*
                                     DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
                                        1995           1994            1995               1995            1994
                                     -----------    -----------     ----------         ---------       ---------
Shares sold.....................      2,902,567      6,279,044        433,849           168,194         181,323
Shares issued for
   reinvested distributions.....      1,094,655      1,127,749          5,709             8,646           1,946
Shares redeemed.................     (4,895,900)    (6,080,410)        (5,437)          (40,592)        (24,550)
                                     -----------    -----------     ----------         ---------       ---------
Increase (decrease) in
   shares outstanding...........       (898,678)     1,326,383        434,121           136,248         158,719
                                     ==========     ===========     ==========         =========       =========


                                                       MINNESOTA LIMITED TERM TAX FREE FUND
                                  ------------------------------------------------------------------------------
                                           CLASS A                      CLASS B                CLASS C
                                  --------------------------      ---------------   ----------------------------
                                     YEAR            YEAR            PERIOD FROM       YEAR         PERIOD FROM
                                     ENDED           ENDED         AUGUST 15, 1995*   ENDED       MAY 4, 1994*
                                 DECEMBER 31,    DECEMBER 31,      TO DECEMBER 31,  DECEMBER 31,  TO DECEMBER 31,
                                     1995            1994               1995            1995            1994
                                  -----------    -----------        ----------        ---------       ---------
Shares sold.....................    834,844        3,440,102            2,438           51,965          35,658
Shares issued for
   reinvested distributions.....    230,452          228,313                7            1,545             276
Shares redeemed.................  (2,579,455)     (2,408,785)              (1)         (23,639)         (3,461)
                                  -----------    ------------       ----------        ---------       ---------
Increase (decrease) in
    shares outstanding..........  (1,514,159)      1,259,630            2,444           29,871          32,473
                                  ==========     ============       ==========        =========       =========

*  Commencement of operations.

THE VOYAGEUR FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

(5)  FINANCIAL HIGHLIGHTS
     Per shares data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:

                                                                     MINNESOTA TAX FREE FUND
                                                   ----------------------------------------------------------
                                                                          CLASS A
                                                   ----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                                    1995         1994         1993         1992         1991
                                                   ------       ------       ------       ------       ------
Net asset value:
   Beginning of period......................       $11.33       $12.85       $12.21       $12.07       $11.67
                                                   ------       ------       ------       ------       ------

Operations:
   Net investment income....................          .62          .63          .64          .70          .75
   Net realized and unrealized
     gain (loss) on investments.............         1.32        (1.48)         .87          .23          .49
                                                   ------       ------       ------       ------       ------
       Total from operations................         1.94         (.85)        1.51          .93         1.24
                                                   ------       ------       ------       ------       ------

Distributions to shareholders:
   From net investment income (a)...........         (.64)        (.61)        (.64)        (.70)        (.75)
   From net realized gains..................           --         (.05)        (.23)        (.09)        (.09)
   In excess of net realized gains..........           --         (.01)          --           --           --
                                                   ------       ------       ------       ------       ------
     Total distributions....................         (.64)        (.67)        (.87)        (.79)        (.84)
                                                   -------      -------      -------      -------      -------
Net asset value:
   End of period............................        $12.63       $11.33      $12.85       $12.21       $12.07
                                                    ======       ======      ======       ======       ======

Total investment return (b).................        17.49%      (6.73)%       12.70%        7.97%       11.04%
Net assets at end of
   period (000's omitted)...................      $455,220     $406,497     $458,145     $331,314     $251,594

Ratios:
   Ratio of expenses to
     average daily net assets (f)...........          .93%         .90%        1.02%         .96%         .83%
   Ratio of net investment income
     to average daily net assets............         5.11%        5.29%        5.02%        5.73%        6.44%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).....................          .93%         .90%        1.02%        1.04%         .98%
           Net investment income............         5.11%        5.29%        5.02%        5.65%        6.29%
Portfolio turnover rate (excluding
     short-term securities).................        50.84%       24.26%       31.77%       23.60%       26.40%

See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      MINNESOTA TAX FREE FUND
                                                      ------------------------------------------------------
                                                           CLASS B                      CLASS C
                                                      -----------------       ------------------------------
                                                         PERIOD FROM              YEAR         PERIOD FROM
                                                      MARCH 11, 1995(d)           ENDED       MAY 4, 1994(d)
                                                       TO DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                                            1995                   1995            1994
                                                      -----------------       ------------    --------------
Net asset value:
   Beginning of period...........................         $11.90                 $11.33            $11.96
                                                          ------                 ------            ------

Operations:
   Net investment income.........................            .45                    .53               .34
   Net realized and unrealized
     gain (loss) on investments..................            .71                    1.32             (.61)
                                                           ------                 ------            ------
       Total from operations.....................           1.16                    1.85             (.27)
                                                           ------                 ------            ------

Distributions to shareholders:
   From net investment income (a)................           (.44)                  (.55)             (.32)
   From net realized gains.......................             --                     --              (.04)
                                                           ------                 ------            ------
     Total distributions.........................           (.44)                  (.55)             (.36)
                                                           ------                 ------            ------

Net asset value:
   End of period.................................          $12.62                 $12.63           $11.33
                                                           ======                 ======           ======

Total investment return (b)......................           9.95%                 16.62%           (2.30)%
Net assets at end of
   period (000's omitted)........................          $2,701                 $2,319            $1,061

Ratios:
   Ratio of expenses to
     average daily net assets (f)................        1.38%(e)                  1.67%          1.72%(e)
   Ratio of net investment income
     to average daily net assets.................        4.43%(e)                  4.33%          4.56%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)..........................        1.63%(e)                  1.67%          1.72%(e)
           Net investment income.................        4.18%(e)                  4.33%          4.56%(e)
Portfolio turnover rate (excluding
     short-term securities)......................          50.84%                 50.84%            24.26%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 MINNESOTA INSURED FUND
                                                   ----------------------------------------------------------
                                                                          CLASS A
                                                   ----------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                                    1995         1994         1993         1992         1991
                                                   ------       ------       ------       ------       ------
Net asset value:
   Beginning of period......................       $ 9.61       $11.02       $10.27       $10.07       $ 9.65
                                                   ------       ------       ------       ------       ------

Operations:
   Net investment income....................          .51          .54          .54          .59          .60
   Net realized and unrealized
     gain (loss) on investments.............         1.14        (1.39)         .84          .25          .48
                                                   ------       ------       ------       ------       ------
       Total from operations................         1.65         (.85)        1.38          .84         1.08
                                                   ------       ------       ------       ------       ------

Distributions to shareholders:
   From net investment income (a)...........         (.53)        (.52)        (.54)        (.59)        (.60)
   From net realized gains..................           --         (.04)        (.09)        (.05)        (.06)
                                                   -------      -------      -------      -------      -------
     Total distributions....................         (.53)        (.56)        (.63)        (.64)        (.66)
                                                   -------      -------      -------      -------      -------

Net asset value:
   End of period............................       $10.73       $ 9.61       $11.02       $10.27       $10.07
                                                   ======       ======       ======       ======       ======

Total investment return (b).................       17.52 %      (7.88)%       13.80%        8.57%       11.59%
Net assets at end of
   period (000's omitted)...................      $307,734     $284,132     $311,187     $162,728      $68,250

Ratios:
   Ratio of expenses to
     average daily net assets (f)...........          .87%         .61%         .70%         .37%         .78%
   Ratio of net investment income
     to average daily net assets............         4.92%        5.29%        4.93%        5.66%        6.13%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).....................          .92%         .94%        1.02%        1.06%        1.16%
           Net investment income............         4.87%        4.96%        4.61%        4.97%        5.75%
Portfolio turnover rate (excluding
     short-term securities).................        53.72%       24.75%       18.25%       14.11%       43.68%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      MINNESOTA INSURED FUND
                                                 ----------------------------------------------------------
                                                           CLASS B                              CLASS C
                                                 ---------------------        -----------------------------
                                                         PERIOD FROM            YEAR            PERIOD FROM
                                                      MARCH 7, 1995(d)          ENDED         MAY 4, 1994(d)
                                                       TO DECEMBER 31,        DECEMBER 31,     DECEMBER 31,
                                                            1995                  1995            1994
                                                 ---------------------        ------------    -------------
Net asset value:
   Beginning of period...........................          $10.14                 $9.61            $10.23
                                                           ------                 -----            ------

Operations:
   Net investment income.........................             .38                   .43               .30
   Net realized and unrealized
     gain (loss) on investments..................             .58                  1.14              (.62)
                                                           ------                 -----             ------
       Total from operations.....................             .96                  1.57              (.32)
                                                           ------                 -----             ------

Distributions to shareholders:
   From net investment income (a)................            (.38)                 (.45)             (.28)
   From net realized gains.......................              --                    --              (.02)
                                                           -------                ------           -------
     Total distributions.........................            (.38)                 (.45)             (.30)
                                                           -------                ------           -------

Net asset value:
   End of period.................................          $10.72                $10.73             $9.61
                                                           ======                ======             =====

Total investment return (b)......................            9.59%                16.63%           (3.14)%
Net assets at end of
   period (000's omitted)........................           $4,655                $3,166            $1,525

Ratios:
   Ratio of expenses to
     average daily net assets (f)................         1.34%(e)                 1.66%          1.36%(e)
   Ratio of net investment income
     to average daily net assets.................         4.15%(e)                 4.11%          4.68%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)..........................         1.64%(e)                 1.67%          1.68%(e)
           Net investment income.................         3.85%(e)                 4.10%          4.36%(e)
Portfolio turnover rate (excluding
     short-term securities)......................          53.72%                 53.72%           24.75%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            MINNESOTA LIMITED TERM TAX FREE FUND
                                               ------------------------------------------------------------
                                                                           CLASS A
                                               ------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------
                                                 1995         1994          1993        1992         1991
                                               -------      -------       -------      -------      -------
Net asset value:
   Beginning of period......................   $10.50       $11.16        $10.83       $10.69       $10.32
                                               ------       ------        ------       ------       ------

Operations:
   Net investment income....................      .51          .45           .47          .51          .55
   Net realized and unrealized
     gain (loss) on investments.............      .64         (.66)          .37          .18          .37
                                               ------       ------        ------       ------       ------
       Total from operations................     1.15         (.21)          .84          .69          .92
                                               ------       ------        ------       ------       ------

Distributions to shareholders:
   From net investment income (a)...........     (.51)        (.45)         (.47)        (.51)        (.55)
   From net realized gains..................        --          --          (.04)        (.04)          --
                                               -------      -------       -------      -------      -------
     Total distributions....................     (.51)        (.45)         (.51)        (.55)        (.55)
                                               -------      -------       -------      -------      -------

Net asset value:
   End of period............................    $11.14      $10.50        $11.16       $10.83       $10.69
                                                ======      ======        ======       ======       ======

Total investment return (b).................    11.00%      (1.91)%         7.88%        6.62%        9.24%
Net assets at end of
   period (000's omitted)...................   $72,405      $84,168       $75,374      $48,210      $27,268

Ratios:
   Ratio of expenses to
     average daily net assets (f)...........      .91%         .92%          .99%        1.09%        1.23%
   Ratio of net investment income
     to average daily net assets............     4.61%        4.18%         4.18%        4.71%        5.35%
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c).....................      .91%         .92%          .99%        1.09%        1.23%
           Net investment income............     4.61%        4.18%         4.18%        4.71%        5.35%
Portfolio turnover rate (excluding
     short-term securities).................    40.28%       42.06%        19.13%       25.56%       43.39%

See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 MINNESOTA LIMITED TERM TAX FREE FUND
                                                       ----------------------------------------------------------
                                                             CLASS B                         CLASS C
                                                       ------------------        --------------------------------
                                                           PERIOD FROM                YEAR           PERIOD FROM
                                                       AUGUST 15, 1995(d)             ENDED       APRIL 30, 1994(d)
                                                         TO DECEMBER 31,           DECEMBER 31,     DECEMBER 31,
                                                             1995                      1995             1994
                                                            ------                    ------           ------
Net asset value:
   Beginning of period.............................         $10.95                    $10.50           $10.74
                                                            ------                    ------           ------

Operations:
   Net investment income...........................           .17                        .42              .24
   Net realized and unrealized
     gain (loss) on investments....................           .19                        .63             (.24)
                                                            ------                    ------           ------
       Total from operations.......................           .36                       1.05               --
                                                            ------                    ------           ------

Distributions to shareholders:
   From net investment income (a)..................          (.17)                      (.42)            (.24)
                                                            ------                    -------          -------

Net asset value:
   End of period...................................         $11.14                    $11.13           $10.50
                                                            ======                    ======           ======

Total investment return (b)........................          3.26%                     10.18%          (0.03)%
Net assets at end of
   period (000's omitted)..........................            $27                       $694             $341

Ratios:
   Ratio of expenses to
     average daily net assets (f)..................       1.30%(e)                      1.63%         1.71%(e)
   Ratio of net investment income
     to average daily net assets...................       3.93%(e)                      3.82%         3.35%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c)............................       1.55%(e)                      1.63%         1.71%(e)
           Net investment income...................       3.68%(e)                      3.82%         3.35%(e)
Portfolio turnover rate (excluding
     short-term securities)........................        40.28%                      40.28%          42.05%


See accompanying notes to Financial Highlights.

(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS

(a) For federal income tax purposes, all of the distributions from net investment income were derived from interest on securities exempt from federal income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed a portion of expenses during several periods presented. The annual contractual expense limit for the Funds (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1.00% of average daily net assets. The maximum distribution fee is .25% of each Fund's average daily net assets for Class A Shares and 1.00% of each Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Annualized.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Funds. Prior period expense ratios have not been adjusted.

VOYAGEUR MINNESOTA TAX FREE FUND INVESTMENTS IN SECURITIES                                        DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (d)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (99.1%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (4.1%):
             ------------------------------------------------------------------------------------------------------
 $  1,000    Anoka County Capital Improvement.......................................  7.20%    02-01-99  $1,078,770
      250    Blaine IDR (Ball Corp).................................................  8.25     12-01-99     283,433
      300    Blaine IDR (Ball Corp).................................................  8.25     12-01-00     347,460
      500    Bloomington Tax Increment .............................................  9.75     02-01-05     673,715
      390    Brainerd Independent School District #181..............................  7.00     06-01-01     435,532
      250    Kimball Independent School District #739...............................  7.60     02-01-98     266,660
      275    Kimball Independent School District #739...............................  7.60     02-01-98     293,326
      275    Kimball Independent School District #739...............................  7.70     02-01-98     293,865
      300    Kimball Independent School District #739...............................  7.70     02-01-98     320,580
      500    Little Falls Independent School District #482 (AMBAC Insured)..........  6.80     02-01-99     538,940
      860    Northfield College Facility Revenue - St. Olaf College.................  8.00     10-01-98     943,480
    1,255    Northfield College Facility Revenue - St. Olaf College.................  7.88     10-01-98   1,372,807
    1,000    Owatonna Public Utilities..............................................  6.75     01-01-01   1,103,820
      750    Rockford Independent School District #833..............................  7.20     12-15-98     815,858
      990    Southern Minnesota Muni Power Agency Power Supply......................  5.50     01-01-15   1,001,662
    1,000    Southern Minnesota Muni Power Agency Power Supply......................  5.75     01-01-18   1,037,510
    1,000    St. Cloud Independent School District #742.............................  7.50     02-01-98   1,060,580
      775    St. Louis Park Methodist Hospital (AMBAC Insured)......................  7.25     07-01-00     880,966
    2,175    St. Paul Sewer Revenue Series 88A......................................  8.00     12-01-98   2,417,578
    1,500    University of Minnesota Revenue Refunding..............................  6.00     02-01-11   1,502,340
    1,560    Wayzata Independent School District #284...............................  7.10     02-01-99   1,678,435
      625    Wayzata Independent School District #284...............................  7.05     02-01-99     671,562
                                                                                                       ------------
                                                                                                         19,018,879
                                                                                                       ------------
             GENERAL OBLIGATION (32.9%):
             ------------------------------------------------------------------------------------------------------
    2,325    Austin Independent School District #492 (FSA Insured)..................  5.10     02-01-12   2,289,823
    1,450    Becker Independent School District #726 (FSA Insured)..................  5.30     02-01-11   1,457,584
    1,235    Becker Independent School District #726 (FSA Insured)..................  5.38     02-01-14   1,241,286
    1,000    Byron Independent School District #531 (AMBAC Insured).................  5.30     06-01-14   1,002,990
    1,805    Centennial Independent School District #12 (FGIC Insured)..............  4.88     02-01-10   1,760,958
    1,305    Centennial Independent School District #12 (FGIC Insured)..............  4.88     02-01-12   1,259,116
    2,850    Chaska Independent School District #112 (FGIC Insured).................  5.25     02-01-11   2,854,873
    5,085    Chaska Independent School District #112 (FGIC Insured).................  5.38     02-01-14   5,103,459
    2,730    Edina Independent School District #273.................................  5.75     02-01-13   2,797,240
    1,000    Fairbault Independent School District #656 (MN School District
               Credit Enhanced).....................................................  6.10     06-01-10   1,074,000
    3,500    Farmington Independent School District #192 (AMBAC Insured)............  5.13     02-01-15   3,439,240
   11,290    Hennepin County........................................................  5.75     10-01-10  11,797,373
    3,675    Hopkins Independent School District #270 (MBIA Insured)................  4.88     02-01-13   3,537,188
    1,000    Lake of the Woods Independent School District #390 (MBIA Insured)......  5.10     02-01-16     980,270
    1,180    Lake of the Woods Independent School District #390 (MBIA Insured)......  5.13%    02-01-20   1,151,892
    2,665    Lakeville Independent School District #194 Zero Coupon.................5.46(g)(1) 02-01-08   1,415,648
    2,740    Lakeville Independent School District #194 Zero Coupon.................5.37(g)(1) 02-01-07   1,551,799
    5,600    Lakeville Independent School District #194 (MBIA Insured)..............  5.13     02-01-13   5,533,920
    8,705    Lakeville Independent School District #194 (MBIA Insured)..............  5.15     02-01-15   8,579,909
    9,700    Lakeville Independent School District #194 (FGIC Insured)..............  5.60     02-01-18   9,826,391
    1,540    Mahtomedi Independent School District  #832 Series B Zero Coupon
               (MBIA Insured)......................................................   5.90     02-01-14     582,674
    3,870    Mankato Independent School District #77 (FSA Insured)..................  5.30     02-01-13   3,884,977
   10,000    Maplewood Independent School District #622 (FSA Insured)...............  7.10     02-01-25  11,344,700
    1,015    Milaca Independent School District #921 (FSA Insured)..................  5.50     02-01-20   1,023,110
    1,700    Minneapolis Convention Center Facilities...............................  5.45     04-01-14   1,707,123
    1,000    Minneapolis G.O........................................................  5.45     04-01-13   1,013,620
    2,000    Minneapolis G.O. Series B..............................................  5.20     03-01-13   2,002,420
    1,750    Minneapolis Unlimited Tax Series 1992 G.O..............................  6.30     10-01-08   1,902,145
    3,495    Minnesota State G.O....................................................  5.50     08-01-09   3,594,398
    2,000    Minnesota State G.O....................................................  4.90     08-01-11   1,954,140
    1,140    New York Mills Independent School District #53 (AMBAC Insured).........  5.05     02-01-15   1,111,500
    1,540    North Branch Independent School District #138 (FGIC Insured)...........  5.50     02-01-12   1,565,225
      240    Pine Island Independent School District #255 (FSA Insured).............  6.63     06-01-12     257,213
      310    Pine Island Independent School District #255 (FSA Insured).............  6.63     06-01-13     331,929
      330    Pine Island Independent School District #255 (FSA Insured).............  6.63     06-01-14     353,829
      355    Pine Island Independent School District #255 (FSA Insured).............  6.63     06-01-15     379,424
      380    Pine Island Independent School District #255 (FSA Insured).............  6.63     06-01-16     406,053
      385    Plainview Independent School District #810.............................  6.70     02-01-06     422,538
      420    Plainview Independent School District #810.............................  6.75     02-01-07     462,000
      445    Plainview Independent School District #810.............................  6.75     02-01-08     489,500
    1,000    Rochester Tax Increment................................................  6.50     12-01-04   1,037,030
    2,760    Rockford Independent School District #883 (FSA Insured)................  5.25     12-15-14   2,759,917
    9,375    Rosemount - Apple Valley Independent School District #196 (FSA Insured)  5.88     04-01-15   9,774,844
    2,600    Rosemount Independent School District #196 Series B Zero Coupon
               (FSA Insured)........................................................  5.93(g)  04-01-11   1,166,230
    1,850    Rosemount Independent School District #196 Zero Coupon (FSA Insured)...  5.96(g)  04-01-12     782,328
    1,915    Rosemount Independent School District #196 Zero Coupon (FSA Insured)...  6.01(g)  04-01-13     762,879
      540    Sartell Independent School District #748 Zero Coupon (MBIA Insured)....  5.98(g)  02-01-13     217,042
    1,075    Sartell Independent School District #748 Zero Coupon (MBIA Insured)....  6.10(g)  02-01-15     382,592
    1,750    Sartell Independent School District #748 Zero Coupon (MBIA Insured)....  6.15(g)  02-01-16     589,995
    1,600    Sartell Independent School District #748 Zero Coupon (MBIA Insured)....  6.15(g)  02-01-17     510,976
    1,850    Sartell Independent School District #748 Series A (MBIA Insured).......  5.75     02-01-15   1,913,085
    1,655    South Washington County Independent School District #833 (FGIC Insured)  4.88     06-01-10   1,615,694
    1,400    South Washington County Independent School District #833 (FGIC Insured)  4.88     06-01-11   1,359,750
    1,310    South Washington County Independent School District #833 (FGIC Insured)  4.88     06-01-12   1,262,512
    1,350    South Washington County Independent School District #833 (FGIC Insured)  4.88     06-01-13   1,299,375
    2,170    South Washington County Independent School District #833 (FGIC Insured)  4.88     06-01-14   2,072,350
    2,000    Spring Lake Park School District #16 (MBIA Insured)....................  5.25     02-01-17   1,992,340
    3,000    Stillwater Independent School District #834 (MBIA Insured).............  5.75     02-01-15   3,094,380
    1,680    Washington County......................................................  5.90     02-01-10   1,753,483
    7,625    White Bear Lake Independent School District #624 (FSA Insured).........  5.30     02-01-11   7,651,459
    5,750    White Bear Lake Independent School District #624 (FSA Insured).........  5.30     02-01-14   5,756,440
                                                                                                       ------------
                                                                                                        151,198,178
                                                                                                        ------------
             UTILITIES (15.9%):
             ------------------------------------------------------------------------------------------------------
    1,750    Bass Brook PCR Minnesota Power & Light (MBIA Insured)..................  6.00     07-01-22   1,825,845
   21,005    Bass Brook PCR Minnesota Power & Light.................................  6.00     07-01-22  21,267,563
    3,815    Northern Minnesota Municipal Power Agency Zero Coupon (AMBAC Insured)..  5.85(g)  01-01-09   1,955,683
    1,800    Northern Minnesota Municipal Power Agency Series B (AMBAC Insured).....  5.50     01-01-18   1,814,328
    9,200    Northern Minnesota Municipal Power Agency Series B (AMBAC Insured).....  5.50     01-01-18   9,273,232
    5,875    Northern Minnesota Municipal Power Agency..............................  7.25     01-01-16   6,367,031
    1,560    Southern Minnesota Municipal Power Agency Supply System (AMBAC Insured)  5.50     01-01-15   1,568,455
    8,200    Southern Minnesota Municipal Power Agency (MBIA Insured)...............  4.75     01-01-16   7,681,678
    3,000    Southern Minnesota Municipal Power Agency (FGIC Insured)...............  5.75     01-01-18   3,065,640
    3,880    Southern Minnesota Municipal Power Agency Revenue Series A (FGIC Insured)5.00     01-01-12   3,771,787
    2,000    Southern Minnesota Municipal Power Agency Series B (FGIC Insured)......  5.00     01-01-13   1,937,680
    9,770    Southern Minnesota Municipal Power Agency (MBIA Insured)...............  5.75     01-01-18   9,983,768
    4,785    Southern Minnesota Municipal Power Agency Zero Coupon(MBIA Insured)....  6.77(g)  01-01-19   1,371,333
    5,000    Southern Minnesota Municipal Power Agency Zero Coupon (MBIA Insured)...  6.14(g)  01-01-21   1,282,200
                                                                                                       ------------
                                                                                                         73,166,223
                                                                                                       ------------
             INDUSTRIAL (6.0%):
             ------------------------------------------------------------------------------------------------------
    1,000    Anoka Resource Recovery Revenue for NSP................................  7.15     12-01-08   1,090,410
    2,000    Becker Pollution Control Revenue for NSP...............................  6.80     04-01-07   2,160,000
    1,000    East Grand Forks Amer Crystal Sugar....................................  7.75     04-01-18   1,099,600
    1,430    Minneapolis Community Development Agency (Fireman's Fund Insured)......  7.63     06-01-06   1,480,050
    1,990    Minnesota Public Facilities Authority..................................  7.10     03-01-12   2,191,487
    5,220    Minnesota Public Facilities Authority..................................  6.95     03-01-13   5,781,150
    4,400    Minnesota Public Facilities Authority Water Control....................  6.25     03-01-16   4,744,520
      745    Red Wing IDR K-Mart....................................................  5.50     07-01-08     633,250
    2,200    Richfield CDR for Richfield Shoppes....................................  8.38(j)  10-01-13   2,238,500
    4,704    St. Cloud Revenue Northwest Center Association.........................  7.50(m)  08-01-12   4,886,250
    1,300    St. Paul Port Authority Fort Road Medical/Twin Parks
               (Asset Guaranty Reinsurance).........................................  7.50     09-01-02   1,415,570
                                                                                                       ------------
                                                                                                         27,720,787
                                                                                                       ------------
             HEALTH CARE (24.4%):
             ------------------------------------------------------------------------------------------------------
    1,000    Albert Lea St. John's Lutheran Home Project............................  8.50     11-01-19   1,105,930
      600    Bemidji North Country Health Services..................................  6.05     09-01-16     620,784
    1,825    Bemidji Hospital Facilities Revenue....................................  6.05     09-01-24   1,879,294
    2,685    Bloomington Masonic Home Care Center (AMBAC Insured)...................  5.88     07-01-22   2,756,609
    2,250    Brainerd Benedictine Health Systems (Connie Lee Insured)...............  6.00     02-15-12   2,347,155
    9,450    Duluth Benedictine/St. Mary's Health (Connie Lee Insured)..............  6.00     02-15-20   9,831,213
    4,295    Duluth Economic Development Authority St. Luke's Hospital
               (Connie Lee Insured)................................................   6.40     05-01-18   4,589,938
    2,500    Edina Fairview Hospital Revenue........................................  7.13     07-01-19   2,728,125
      500    Glencoe/McLeod County Health Care......................................  8.50     12-01-15     534,920
      250    Little Canada Senior Housing Facilities (Presbyterian Homes Guaranteed)  7.25     07-01-12     252,813
    1,000    Little Canada Health Care (Presbyterian Homes Guaranteed)..............  7.25     07-01-12   1,011,250
    3,000    Minneapolis Fairview Hospital Revenue (MBIA Insured)...................  6.50     01-01-11   3,242,670
    6,800    Minneapolis Fairview Hospital Revenue Series 1993A (MBIA Insured)......  5.25     11-15-13   6,698,884
    2,635    Minneapolis Health Care American Baptist Homes.........................  8.70     11-01-09   2,888,619
   14,045    Minneapolis/St. Paul HRA Childrens Hospital (FSA Insured)..............  5.50     08-15-25  14,054,831
    1,360    Minneapolis/St. Paul HRA HealthOne Group (MBIA Insured)................  7.40     08-15-11   1,518,100
    1,500    Minneapolis/St. Paul Healthspan 93A (AMBAC Insured)....................  5.00     11-15-13   1,443,315
   10,725    Robbinsdale North Memorial Medical Center (AMBAC Insured)..............  5.50     05-15-23  10,709,127
    1,500    Rochester Mayo Health Care Revenue.....................................  5.90     11-15-10   1,613,805
    6,000    Rochester Mayo Health Care Revenue Series 92H..........................  6.03     11-15-15   6,273,420
    5,900    Rochester Mayo Foundation, Series 1992 D...............................  6.25     11-15-21   6,274,768
    5,500    Rochester Mayo Foundation, Series 1992 I...............................  5.75     11-15-21   5,593,115
    2,000    Roseville Presbyterian Homes, Inc. Health Care Proj.
               (Presbyterian Homes Guarantee..........................................7.50     05-01-07   2,080,640
      600    Spring Park Twin Birch Nursing Home (Presbyterian Homes Guaranteed)....  8.25     08-01-11     651,228
      750    Springfield St. John's Lutheran Home Project...........................  8.50     11-01-19     809,355
   10,250    St. Cloud Hospital Revenue (AMBAC Insured).............................  5.30     10-01-20  10,123,822
   11,220    St. Louis Park Methodist Hospital (AMBAC Insured)......................  5.20     07-01-23  10,807,216
                                                                                                       ------------
                                                                                                        112,440,946
                                                                                                       ------------
             HOUSING (12.5%):
             ------------------------------------------------------------------------------------------------------
      500    Austin Housing and Redevelopment Authority Courtyard Residence
               Series 95A...........................................................  7.25     01-01-26     513,375
    2,500    Brooklyn Center Multifamily Housing Revenue (Section 8)................  5.90     01-01-20   2,499,975
    1,000    Burnsville Coventry Court Apartments Project (FHA Insured).............  7.50     09-01-17   1,069,720
    3,370    Burnsville Multifamily - Bridgeway Apartments..........................  7.63     02-01-24   3,523,032
      215    Dakota County Housing and Redevelopment Authority (GNMA Backed)........  8.10     03-01-16     230,345
    1,000    Eagan Forest Ridge Apartments Project (FHA Insured)....................  7.50     09-01-17   1,069,720
      400    Eden Prairie Multifamily Revenue, Eden Investments (FHA Insured).......  7.40     08-01-25     429,024
    1,585    Eden Prairie Multifamily Windslope Apartments (Section 8)..............  7.10     11-01-17   1,687,343
    1,685    Edina Park Plaza (FHA Insured).........................................  7.50     12-01-09   1,839,632
    1,250    Edina Park Plaza (FHA Insured).........................................  7.70     12-01-28   1,339,188
    1,000    Hopkins Augustana Home Project.........................................  9.00     07-01-20   1,050,980
    1,000    Maplewood Hazel Ridge Apartments.......................................  9.25     12-01-00(c)1,056,800
    2,135    Minneapolis Community Development Agency and St. Paul Housing Redevelopment
                Agency Family Housing Phase II......................................  7.75     07-01-06   2,201,121
    1,000    Minneapolis Housing Facility Revenue 1993 Augustana Chapel View........  7.00     04-01-18   1,008,420
    4,000    Minneapolis Multifamily Mortgage Seward Towers (GNMA Backed)...........  7.38     12-20-30   4,265,000
    1,000    Minnesota Housing Finance Agency Housing Development (Section 8).......  7.80     08-01-18   1,021,050
    1,500    Minnesota Housing Finance Agency Multifamily Housing...................  6.95     02-01-14   1,594,260
      745    Minnesota Housing Finance Agency Multifamily Housing...................  6.95     08-01-17     787,286
      470    Minnesota Housing Finance Agency Single Family Mortgage................  7.65     07-01-08     516,116
      385    Minnesota Housing Finance Agency Single Family Mortgage................  7.30     07-01-09     411,211
      190    Minnesota Housing Finance Agency Single Family Mortgage................  7.30     07-01-10     202,626
    1,010    Minnesota Housing Finance Agency Single Family Mortgage................  7.10     07-01-11   1,082,518
    1,080    Minnesota Housing Finance Agency Single Family Mortgage................  7.25     07-01-16   1,107,940
    2,000    Minnetonka Multifamily - Beacon Hill Project...........................  7.70     06-01-25   2,095,000
    1,500    Red Wing Housing and Redevelopment Agency Jordan Tower (Section 8).....  7.00     01-01-19   1,584,390
    2,250    St. Cloud Germain Towers Housing Series 1993 (Section 8)...............  5.90     09-01-20   2,206,822
    2,045    St. Cloud Housing and Redevelopment Agency Northway A&B Project
               (Section 8)..........................................................  7.50     12-01-18   2,096,125
    3,855    St. Louis Park Multifamily Housing Revenue (FHA Insured)...............  6.25     12-01-28   3,940,542
    3,865    St. Louis Park Multifamily Housing (GNMA Backed).......................  5.75     01-01-29   3,842,351
    1,890    St. Louis Park Single Family (GNMA Backed).............................  7.25     04-20-23   2,029,444
    1,000    St. Paul Housing and Redevelopment Agency Como Lake Project (FHA Insured)7.50(i)  03-01-26     930,000
       75    St. Paul Housing and Redevelopment Agency Single Family Mortgage
               (FNMA Backed)........................................................  6.90     12-01-11      80,630
    1,840    St. Paul Housing and Redevelopment Agency Single Family Mortgage
               (FNMA Backed).......................................................   6.90     12-01-21   1,959,214
    1,100    Twin Valley First Mortgage (FHA Insured)...............................  8.50     02-01-11   1,102,156
    2,130    Wadena Housing and Redevelopment Agency Humphrey Manor (Section 8).....  6.00     02-01-19   2,116,730
    1,120    Wells Housing and Redevelopment Agency Broadway Apartment Project
               (Section 8)..........................................................  7.00     01-01-19   1,199,475
    2,050    Willmar Housing and Redevelopment Agency Highland Apartments (Section 8) 5.85     06-01-19   2,036,942
                                                                                                       ------------
                                                                                                         57,726,503
                                                                                                       ------------
             EDUCATION (1.5%):
             ------------------------------------------------------------------------------------------------------
    4,000    Minnesota Higher Education Carleton College............................  5.75     11-01-12   4,143,320
    1,000    Minnesota Higher Education St. Thomas University.......................  5.60     09-01-14   1,010,240
    1,540    St. Paul HRA St. Paul Academy Series 1993..............................  5.45     10-01-23   1,524,646
                                                                                                       ------------
                                                                                                          6,678,206
                                                                                                       ------------
             CERTIFICATE OF PARTICIPATION (0.4%):
             ------------------------------------------------------------------------------------------------------
    1,854    West St. Paul Commercial Mortgage (K-Mart Lessee)......................7.00(j)    11-01-07   1,802,583
                                                                                                       ------------
             OTHER (1.4%):
             ------------------------------------------------------------------------------------------------------
    5,750    Minneapolis Community Development Agency Zero Coupon (MBIA Insured)....  6.70(g)  09-01-09   2,848,262
      510    Minneapolis Community Development Agency Common Bond Fund..............  7.13     12-01-05     558,598
      855    Minneapolis Community Development Agency Common Bond Fund..............  7.95     12-01-11     943,142
      795    Minneapolis Community Development Agency Common Bond Fund..............  7.40     12-01-21     850,173
    1,120    St. Louis Park Refunding Revenue G & K Partner, Methodist
               Hospital Guaranteed..................................................  7.25     06-01-13   1,212,445
                                                                                                       ------------
                                                                                                          6,412,620
                                                                                                       ------------

             TOTAL MINNESOTA MUNICIPAL BONDS (cost: $426,884,049)                                      $456,164,925
                                                                                                       ------------

             SHORT-TERM SECURITIES (0.1%):
             ------------------------------------------------------------------------------------------------------
      116    Federated Minnesota Municipal Cash Trust (cost: $116,000)..............  4.49%(b)              116,000
                                                                                                       ------------


             TOTAL INVESTMENT IN SECURITIES (cost: $427,000,049) (f)                                   $456,280,925
                                                                                                       ============

See accompanying notes to investments in securities.


VOYAGEUR MINNESOTA INSURED FUND INVESTMENTS IN SECURITIES                                         DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (d)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (97.6%):
             ESCROWED WITH U.S. GOVERNMENT BONDS  (17.4%):
             ------------------------------------------------------------------------------------------------------
    1,065    Brainerd Independent School District #181 ((FGIC Insured)..............  7.00     06-01-01   1,196,389
      450    Centennial Independent School District #12 (FSA Insured)...............  7.15     02-01-00     498,694
      250    Centennial Independent School District #12 (FSA Insured)...............  7.15     02-01-00     277,052
      200    Centennial Independent School District #12 (FSA Insured)...............  7.10     02-01-00     221,270
    9,000    Dakota, Washington & Anoka Single Family Housing (GNMA Insured)........  8.45(e)  09-01-19  12,368,970
   10,115    Dakota & Washington Counties HRA Single Family Mortgage Revenue
                (GNMA Insured)......................................................  8.38(e)  09-01-21  13,916,217
      405    Dakota & Washington Counties HRA (MBIA Insured)........................  8.15(e)  09-01-16     535,564
      500    Delano Independent School District #879 (AMBAC Insured)................  7.25     02-01-01     563,920
      200    Elk River Independent School District #728 (FSA Insured)...............  7.00     02-01-00     218,962
    1,165    Elk River Independent School District #728 (FSA Insured)...............  6.30     02-01-02   1,271,458
      450    Lake of the Woods Independent School District #390 (AMBAC Insured).....  7.35     02-01-99     491,423
      760    Minnesota State University System (MBIA Insured).......................  7.40     06-30-99     840,036
    2,700    Robbinsdale North Memorial Medical Center (AMBAC Insured)..............  7.38     01-01-99   2,987,928
      520    South Washington County Independent School District #833 (FGIC Insured)  6.88     06-01-00     570,383
    4,460    Southern Minnesota Municipal Power Agency (AMBAC Insured)..............  5.75     01-01-18   4,627,295
      250    St. Francis Independent School District #15 (FGIC Insured).............  7.60     02-01-98     266,812
      500    St. Louis Park Methodist Hospital (AMBAC Insured)......................  7.25     07-01-00     568,365
    2,550    St. Michael - Albertville Independent School District #885
               (AMBAC Insured).....................................................   7.25    02-01-98    2,696,625
    2,775    Stillwater Independent School District #834(FGIC Insured)..............  6.75     02-01-99   2,966,281
      500    Washington County HRA  Jail Facilities (MBIA Insured)..................  7.00     02-01-02     565,495
    2,000    Western Minnesota Municipal Power Agency Escrowed to Maturity..........  6.60     01-01-10   2,267,340
    2,580    Western Minnesota Municipal Power Agency (AMBAC Insured)...............  9.50     01-01-96   2,631,600
      715    Western Minnesota Municipal Power Agency (MBIA Insured)................  9.75     01-01-16   1,090,690
    1,000    Wright County (FSA Insured)............................................  7.20(e)  12-01-99   1,104,010
                                                                                                       ------------
                                                                                                         54,742,779
                                                                                                       ------------
             GENERAL OBLIGATION (39.0%):
             ------------------------------------------------------------------------------------------------------
    1,575    Alexandria Independent School District #206 (MBIA Insured).............  6.30     02-01-11   1,690,826
    1,675    Alexandria Independent School District #206 (MBIA Insured).............  6.30     02-01-12   1,794,073
    1,775    Alexandria Independent School District #206 (MBIA Insured).............  6.30     02-01-13   1,899,002
    8,045    Anoka County (FGIC Insured)............................................  5.90     02-01-11   8,374,684
    6,300    Becker (MBIA Insured)..................................................  6.25(e)  08-01-15   6,707,862
    2,760    Big Lake Independent School District #727 (AMBAC Insured)..............  5.70     02-01-13   2,820,610
    1,030    Buffalo Independent School District #887 (FSA Insured).................  6.10     02-01-15   1,085,733
      515    Carver County HRA Jail Facility (MBIA Insured).........................  6.40     02-01-10     552,070
      550    Carver County HRA Jail Facility (MBIA Insured).........................  6.40     02-01-11     588,401
      585    Carver County HRA Jail Facility (MBIA Insured).........................  6.40     02-01-12     624,587
      625    Carver County HRA Jail Facility (MBIA Insured).........................  6.40     02-01-13     666,625
      670    Carver County HRA Jail Facility (MBIA Insured).........................  6.40     02-01-14     713,899
    1,000    Centennial Independent School District #12 (FGIC Insured)..............  4.88     02-01-09     982,050
    1,135    Dakota County (AMBAC Insured)..........................................  6.40     02-01-08   1,198,844
    1,000    Dakota County (AMBAC Insured)..........................................  6.45     02-01-09   1,058,750
    2,500    Dakota County (AMBAC Insured)..........................................  6.45     02-01-10   2,646,875
    2,500    Eden Prairie Independent School District #272 (FGIC Insured)...........  5.85     02-01-13   2,582,950
    6,200    Eden Prairie Independent School District #272 (FGIC Insured)...........  5.65     02-01-13   6,332,618
    5,025    Elk River Independent School District #728 (AMBAC Insured).............  6.00     02-01-09   5,327,713
      230    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-10     243,188
      245    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-11     258,304
      265    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-12     278,555
      280    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-13     293,882
      300    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-14     314,403
      320    Ellendale-Geneva Independent School District #762 (AMBAC Insured)......  6.00     02-01-15     334,861
      850    Farmington Independent School District #192 (MBIA Insured).............  6.80     02-01-11     915,824
    1,760    Fergus Falls Independent School District #544 (MBIA Insured)...........  5.30     02-01-14   1,765,069
    1,800    Hennepin County (MBIA Insured).........................................  5.75     10-01-10   1,880,892
    1,900    Hopkins Independent School District #270 (MBIA Insured)................  4.80     02-01-10   1,840,625
    2,500    Hopkins Independent School District #270 (MBIA Insured.................  4.85     02-01-12   2,409,375
    3,875    Hopkins Independent School District #270 (MBIA Insured)................  4.88     02-01-14   3,700,625
    1,100    Mankato Independent School District #77 (FSA Insured)..................  5.20     02-01-10   1,104,268
    5,935    Maplewood Independent School District #622 (MBIA Insured)..............  7.10     02-01-19   6,756,048
   11,525    Maplewood Independent School District #622 (FSA Insured)...............  7.10     02-01-25  13,074,767
      475    Moorhead Independent School District #152 (AMBAC Insured)..............  5.90     02-01-10     492,770
      505    Moorhead Independent School District #152 (AMBAC Insured)..............  5.90     02-01-11     522,705
      540    Moorhead Independent School District #152 (AMBAC Insured)..............  5.90     02-01-12     557,669
      575    Moorhead Independent School District #152 (AMBAC Insured)..............  6.00     02-01-13     596,453
    1,930    North Branch Independent School District #138 (FGIC Insured)...........  5.50     02-01-11   1,967,191
    2,640    Rockford Independent School District #833 (FSA Insured)................  5.20     12-15-11   2,644,488
      500    Roseau Independent School District #682 (AMBAC Insured)................  7.00     02-01-16     539,375
    1,860    Rosemount Independent School District #196 Zero Coupon (FSA Insured)...  5.80(g)   04-01-09    941,309
    2,240    Rosemount Independent School District #196 Series B Zero Coupon
               (FSA Insured)........................................................  5.85(g)  04-01-10   1,064,896
      625    South St. Paul Independent School District #6 (FGIC Insured)...........  6.25     02-01-10     653,219
      500    South St. Paul Independent School District #6 (FGIC Insured)...........  6.45     02-01-11     525,465
      300    South St. Paul Independent School District #6 (FGIC Insured)...........  6.45     02-01-12     314,829
    1,430    South Washington County Independent School District #833 (FGIC Insured)  6.13     06-01-09   1,505,332
    2,720    South Washington County Independent School District #833 (FGIC Insured)  6.13     06-01-11   2,856,734
    4,350    Spring Lake Park School District #16 (MBIA Insured)....................  5.25     02-01-14   4,349,826
    1,580    Spring Lake Park School District #16 (MBIA Insured)....................  5.20     02-01-09   1,591,186
    1,000    St. Cloud Independent School District #742  (FGIC Insured).............  6.05     02-01-09   1,061,880
    1,845    St. Francis Independent School District #15 (FGIC Insured).............  5.90     04-01-10   1,938,505
    1,595    Stillwater Independent School District #834 (FGIC Insured).............  5.50     02-01-08   1,627,235
    5,995    Stillwater Independent School District #834 (FGIC Insured).............  5.50     02-01-10   6,074,913
    3,960    Warroad Independent School District #690 (AMBAC Insured)...............  5.20     02-01-13   3,946,536
    4,100    Willmar Independent School District #347 (AMBAC Insured)...............  6.25     02-01-15   4,332,511
                                                                                                       ------------
                                                                                                        122,923,885
                                                                                                       ------------
             UTILITIES (7.9%):
             ------------------------------------------------------------------------------------------------------
    5,250    Bass Brook PCR for Minnesota Power & Light Company (MBIA Insured)......  6.00     07-01-22   5,477,535
      500    Marshall Utility Revenue (FSA Insured).................................  6.45     07-01-10     544,510
      100    Marshall Utility Revenue (FSA Insured).................................  6.45     07-01-11     108,642
      500    Marshall Utility Revenue (FSA Insured).................................  6.50     07-01-12     543,455
      500    Marshall Utility Revenue (FSA Insured).................................  6.50     07-01-13     542,810
    1,735    Moorhead Public Utilities (MBIA Insured)...............................  6.25     11-01-12   1,849,666
    6,700    Northern Minnesota Municipal Power Agency (AMBAC Insured)..............  5.50     01-01-18   6,753,332
    1,330    Southern Minnesota Municipal Power Agency (AMBAC Insured)..............  5.75     01-01-18   1,359,100
    6,070    Southern Minnesota Municipal Power Agency (FGIC Insured)...............  5.75     01-01-18   6,202,812
    1,605    Western Minnesota Municipal Power Agency (MBIA Insured)................  5.50     01-01-15   1,607,616
                                                                                                       ------------
                                                                                                         24,989,478
                                                                                                       ------------
             INDUSTRIAL (0.5%):
             ------------------------------------------------------------------------------------------------------
    1,500    Minnesota Public Facility Authority Water Pollution Control
               (MBIA Insured).......................................................  6.50    03-01-14    1,625,025
                                                                                                       ------------
             HEALTH CARE (21.6%):
             ------------------------------------------------------------------------------------------------------
    1,250    Bloomington Masonic Home Care Center (AMBAC Insured)...................  5.90     07-01-09   1,311,725
    1,500    Brainerd Benedictine Health (Connie Lee Insured).......................  6.00     02-15-12   1,564,770
    2,000    Brainerd Benedictine Health (Connie Lee Insured).......................  6.00     02-15-20   2,071,220
    1,630    Detroit Lakes Benedictine Health (Connie Lee Insured)..................  6.00     02-15-12   1,708,158
    2,135    Detroit Lakes Benedictine Health (Connie Lee Insured)..................  6.00     02-15-19   2,221,126
    3,750    Duluth for Duluth Clinic, Ltd. (AMBAC Insured).........................  6.30     11-01-22   4,014,000
   10,000    Duluth Benedictine/St. Mary's Health (Connie Lee Insured)..............  6.00     02-15-17  10,412,800
    2,000    Duluth St. Luke's Hospital (Connie Lee Insured)........................  6.40     05-01-18   2,137,340
    3,000    Minneapolis Fairview Hospital Series 91B (MBIA Insured)................  6.50     01-01-11   3,242,670
    2,750    Minneapolis Fairview Hospital Series 93A (MBIA Insured)................  5.25     11-15-19   2,698,465
    2,370    Minneapolis HRA HealthOne (MBIA Insured)...............................  7.40     08-15-11   2,645,513
    3,625    Minneapolis/Saint Paul HRA Childrens Hospital (FSA Insured)............  5.70     08-15-16   3,709,209
   11,690    Minneapolis/Saint Paul Healthspan Series 93A (AMBAC Insured)...........  5.00     11-15-13  11,248,235
    3,100    Robbinsdale North Memorial Medical (AMBAC Insured).....................  5.45     05-15-13   3,103,844
    5,400    Robbinsdale North Memorial Medical (AMBAC Insured).....................  5.50     05-15-23   5,392,008
      500    St. Cloud Hospital Facility Revenue (AMBAC Insured)....................  7.00     07-01-07     556,660
      500    St. Cloud Hospital Facility Revenue (AMBAC Insured)....................  6.75     07-01-15     542,900
    5,000    St. Louis Park Methodist Hospital (AMBAC Insured)......................  5.20     07-01-23   4,816,050
    1,200    St. Paul Ramsey Medical (AMBAC Insured)................................  5.50     05-15-13   1,205,400
                                                                                                       ------------
                                                                                                         68,196,489
                                                                                                       ------------
             HOUSING (10.1%):
             ------------------------------------------------------------------------------------------------------
    3,257    Chaska Waters Edge Multifamily Revenue (GNMA Insured)..................  7.30     01-20-30   3,607,128
    6,450    Dakota County HRA Single Family Mortgage Revenue (FNMA Insured)........  6.70     10-01-17   6,816,231
      200    Dakota, Washington and Stearns Counties HRA Single Family Mortgage Revenue
                (MBIA Insured)......................................................  7.85(e)  12-01-30     213,250
    5,950    Minnesota Housing Finance Agency Single Family Housing Rental
               (AMBAC Insured)......................................................  5.85     08-01-11   6,079,591
    2,600    Minnesota Housing Finance Agency Single Family Housing Rental
               (AMBAC Insured)......................................................  5.95     02-01-15   2,645,214
      400    Minnesota Housing Finance Agency Single Family Housing (MBIA Insured)..9.00(e)(h) 08-01-18     424,880
      185    Minnesota Housing Finance Agency Single Family Mortgage Revenue
                (MBIA Insured)......................................................8.50(e)(h) 07-01-19     196,670
      345    Minnesota Housing Finance Agency Single Family Mortgage Revenue
                (AMBAC Insured).....................................................  7.95(e)  07-01-22     375,439
    1,435    Minnesota Housing Finance Agency Single Family Mortgage Revenue
                (AMBAC Insured).....................................................  7.45(e)  07-01-22   1,540,472
      510    Minnesota Housing Finance Agency Single Family Mortgage Revenue
                (AMBAC Insured).....................................................  7.05(e)  07-01-22     539,728
       95    Minneapolis and St. Paul Housing Finance Board Housing Project Phase V
                (GNMA Collateral) ..................................................  8.88(e)  11-01-18     102,157
      150    Minneapolis and St. Paul Housing Finance Board Housing Project Phase IX
                (GNMA Collateral)...................................................  8.30(e)  08-01-21     160,461
    1,360    Minneapolis and St. Paul Housing Finance Board Housing Project Phase IX
                (GNMA Collateral)...................................................  7.25(e)  08-01-21   1,429,700
      910    Minneapolis and St. Paul Housing Finance Board Housing Project Phase IX
                (GNMA Collateral)...................................................  7.30(e)  08-01-31     956,638
      195    Minneapolis and St. Paul Housing Finance Board Single Family Mortgage Revenue
                (GNMA Backed).......................................................  8.13(e)  12-01-14     210,980
    4,000    St. Paul HRA Multifamily Housing (FNMA Backed).........................  6.60     10-01-12   4,230,600
    2,410    South St. Paul HRA Single Family Mortgage Series 1993 (FNMA Insured)...  5.75     09-01-20   2,419,327
                                                                                                       ------------
                                                                                                         31,948,466
                                                                                                       ------------
             EDUCATION (0.4%):
             ------------------------------------------------------------------------------------------------------
    1,290    Minnesota State University Board Revenue Ref 93C (MBIA Insured)........  5.50     06-30-12   1,308,150
                                                                                                       ------------
             OTHER REVENUE (0.7%):
             ------------------------------------------------------------------------------------------------------
    2,000    Stearns County HRA Courthouse Project (AMBAC Insured)..................  7.00     02-01-11   2,155,000
                                                                                                       ------------

             TOTAL MINNESOTA MUNICIPAL BONDS (cost: $289,407,654)                                       307,889,272
                                                                                                       ------------

             SHORT-TERM SECURITIES (0.8%):
             ------------------------------------------------------------------------------------------------------
    2,635    Federated Minnesota Municipal Cash Trust (cost: $2,635,000)............4.49 (b)              2,635,000
                                                                                                       ------------

             TOTAL INVESTMENT IN SECURITIES (cost: $292,042,654) (f)                                   $310,524,272
                                                                                                       ============

See accompanying notes to investments in securities.


VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND INVESTMENTS IN SECURITIES                           DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                           COUPON                MARKET
    ($000)   NAME OF ISSUER (d)                                                       RATE    MATURITY    VALUE (a)
-------------------------------------------------------------------------------------------------------------------
             (PERCENTAGE  OF EACH  INVESTMENT  CATEGORY RELATES TO TOTAL NET ASSETS.)
             MINNESOTA MUNICIPAL BONDS (99.7%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (54.9%):
             ------------------------------------------------------------------------------------------------------
   $1,205    Austin Independent School District #492 (MBIA Insured).................  6.88%    02-01-01  $1,334,658
    3,015    Braham Independent School District #314 (AMBAC Insured)................  6.30     02-01-01   3,271,456
      250    Duluth EDA St. Mary's..................................................  7.80     02-15-97     260,205
      250    Duluth EDA St. Mary's..................................................  7.90     02-15-98     269,137
      150    Duluth EDA St. Mary's..................................................  7.90     02-15-99     165,894
      615    Eden Valley Watkins Independent School District #463 (FSA Insured).....  6.60     02-01-02     680,891
      250    Eden Valley Watkins Independent School District #463 (FSA Insured).....  6.55     02-01-02     276,128
    2,570    Mankato Independent School District #77 G.O. (FSA Insured).............  6.35     02-01-02   2,801,634
    1,000    Minneapolis Hennepin Avenue Series C G.O...............................  6.70     03-01-02   1,121,100
    1,410    Minneapolis Hennepin Avenue Series C G.O...............................  6.70     03-01-02(c)1,580,751
      400    Minneapolis/Saint Paul HealthOne Series C..............................  7.45     08-15-99     442,720
      325    Minneapolis/Saint Paul HealthOne Series B..............................  7.55     08-15-00     368,323
    4,000    Minnesota State........................................................  6.25     08-01-02   4,411,160
      800    Olmsted County.........................................................  6.85     02-01-01     892,864
      900    Olmsted County.........................................................  6.90     02-01-01   1,006,506
      950    Olmsted County Solid Waste Recovery....................................  6.95     02-01-01   1,064,570
    1,500    Rush City Independent School District #139 (AMBAC Insured).............  6.30     02-01-01   1,627,590
    5,805    St. Cloud Hospital (AMBAC Insured).....................................  7.00     07-01-01   6,647,073
      215    St. James IDR Tony Downs Food Company Project..........................  8.00     08-01-96     219,810
    3,500    St. Louis Park Methodist Hospital (AMBAC Insured)......................  7.25     07-01-00   3,978,555
    3,000    Waconia Independent School District #110 (FGIC Insured)................  6.40     02-01-00   3,218,010
    4,000    Washington County Jail (MBIA Insured)..................................  7.00     02-01-02   4,523,960
                                                                                                       ------------
                                                                                                         40,162,995
                                                                                                       ------------
             GENERAL OBLIGATION (13.1%):
             ------------------------------------------------------------------------------------------------------
    1,000    Eden Prairie Independent School District #272..........................  5.25     02-01-02   1,038,370
      500    Edina Independent School District #273.................................  5.40     02-01-03     522,860
    1,000    Hopkins Independent School District #270 (MBIA Insured)................  4.80     02-01-03   1,015,370
    3,260    Lakeville Independent School District Zero Coupon......................5.22(g)(1) 02-01-06   1,974,354
      810    North Branch Independent School District #138 Series A (FGIC Insured)..  5.20     02-01-07     824,628
    1,425    Osseo Independent School District #279 (MBIA Insured)..................  4.60     02-01-04   1,423,048
    1,195    Spring Lake Park Independent School District #16 (MBIA Insured)........  5.13     02-01-04   1,233,300
    1,255    Spring Lake Park Independent School District #16 (MBIA Insured)........  5.13     02-01-05   1,288,759
      225    Western Lake Superior Sanitation District..............................  6.10     10-01-00     234,936
                                                                                                       ------------
                                                                                                          9,555,625
                                                                                                       ------------
             UTILITIES (6.3%):
             ------------------------------------------------------------------------------------------------------
    2,500    Eveleth IDR for Minnesota Power & Light Company........................  6.13     01-01-04   2,659,725
      860    Northern Minnesota Municipal Power Agency..............................  7.20     01-01-99     928,809
    1,000    Southern Minnesota Municipal Power Agency Rev (FGIC Insured)...........  5.00     01-01-08     989,340
                                                                                                       ------------
                                                                                                          4,577,874
                                                                                                       ------------
             INDUSTRIAL (12.1%):
             ------------------------------------------------------------------------------------------------------
      260    Duluth Convention Center...............................................  5.75     12-01-97     263,838
      275    Duluth Convention Center...............................................  6.00     12-01-98     282,103
    1,250    Duluth Convention Center...............................................  7.00     12-01-03   1,365,500
      250    Duluth Convention Center...............................................  7.30     12-01-06     277,680
    1,720    Minnesota Public Facilities Authority Revenue Series A.................  6.55     03-01-03   1,905,399
      830    Minnesota Public Facilities Authority Water Pollution Control..........  6.10     03-01-02     903,936
    1,175    Olmsted County Resource Recovery Series A..............................  5.90     02-01-05   1,244,266
      300    St. Paul HRA Minnesota Public Radio, First Bank Letter of Credit.......  6.40     06-01-98     314,175
      100    St. Paul HRA Minnesota Public Radio, First Bank Letter of Credit.......  6.60     06-01-99     106,986
    2,000    St. Paul Minnesota CDR Fort Rd Med (Asset Guaranty)....................  7.50     09-01-02   2,177,800
                                                                                                       ------------
                                                                                                          8,841,683
                                                                                                       ------------
             HEALTH CARE (0.8%):
             ------------------------------------------------------------------------------------------------------
      500    St. Cloud Hospital Facility Revenue (AMBAC Insured)....................  7.00     07-01-07     556,660
                                                                                                       ------------
             HOUSING (7.7%):
             ------------------------------------------------------------------------------------------------------
      580    Burnsville Multifamily Housing Revenue Burnsville Apts Project,
               TCF Letter of Credit.................................................  7.00     09-01-99(c)  591,600
    2,500    Eden Prairie Multifamily Mortgage Revenue - Tanager Creek..............  6.90     05-01-98(c)2,565,150
      115    Eden Prairie Multifamily Mortgage Revenue - Windslope Project..........  5.80     11-01-96     116,392
      215    Mankato Rental Housing Revenue Stadium Housing Project (Asset Guaranty)  7.75     10-01-97 (c) 219,537
      980    Minnesota HFA Multifamily Mortgage Revenue Series B....................  6.90     02-01-04   1,048,237
       70    Minnesota HFA Single Family Mortgage Revenue...........................  6.30     01-01-99      73,390
    1,030    Minnesota HFA State Assisted Home Improvement (AMBAC Insured)..........  5.00     02-01-04   1,040,866
                                                                                                       ------------
                                                                                                          5,655,172
                                                                                                       ------------
             EDUCATION (4.1%):
             ------------------------------------------------------------------------------------------------------
    3,000    Regents of University of Minnesota.....................................  4.80     08-15-03   3,033,750
                                                                                                       ------------
             CERTIFICATES OF PARTICIPATION (0.1%):
             ------------------------------------------------------------------------------------------------------
       62    Red Wing Pottery Project...............................................7.75(k)    12-15-97      62,474
                                                                                                       ------------
             OTHER REVENUE (0.6%):
             ------------------------------------------------------------------------------------------------------
      190    Minneapolis CDA Limited Tax Revenue - Common Bond Fund.................  7.75     06-01-96     192,575
      225    Minneapolis CDA Limited Tax Revenue - Common Bond Fund.................  7.90     06-01-97     235,498
                                                                                                       ------------
                                                                                                            428,073
                                                                                                       ------------

             TOTAL MINNESOTA MUNICIPAL BONDS (cost: $69,374,352)                                         72,874,306
                                                                                                        -----------

             SHORT-TERM SECURITIES (1.3%):
             ------------------------------------------------------------------------------------------------------
      926    Federated Minnesota Municipal Cash Trust (cost: $926,000)..............  4.49(b)               926,000
                                                                                                       ------------


             TOTAL INVESTMENT IN SECURITIES (cost: $70,300,352) (f)                                     $73,800,306
                                                                                                        ===========

See accompanying notes to investments in securities.


VOYAGEUR MINNESOTA TAX FREE FUND
VOYAGEUR MINNESOTA INSURED FUND
VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
NOTES TO INVESTMENTS IN SECURITIES
-------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of December 31, 1995.
(c) The maturity dates for these issues represent mandatory puts or dates on which, in the opinion of the Fund's investment advisor, the issue is likely to be called.
(d) Investments in bonds, by rating category (unaudited) as a percentage of total bonds, are as follows:

                                                                                                NON-
                                                         AAA/AAA    AA/AA    A/A     BAA/BBB    RATED   TOTAL
                                                         -------    -----    ---     -------    -----   -----
         Minnesota Tax Free Fund.....................      65%       11%      16%       2%        6%     100%
         Minnesota Insured Fund......................     100%       --       --        --        --     100%
         Minnesota Limited Term Tax Free Fund........      70%       13%       6%       7%        4%     100%

(e) These securities are subject to the Alternative Minimum Tax. The aggregate market value of securities subject to the Alternative Minimum Tax is equal to 12.9% of total net assets for Minnesota Insured Fund.
(f) Also represents the cost of securities for federal income tax purposes for Minnesota Tax Free Fund and Minnesota Limited Term Tax Free Fund. The cost of securities for federal income tax purposes for Minnesota Insured Fund is $292,486,153. The aggregate gross unrealized appreciation and depreciation in securities based on these costs are as follows:

                                                              GROSS               GROSS              NET
                                                           UNREALIZED          UNREALIZED        UNREALIZED
                                                          APPRECIATION        DEPRECIATION      APPRECIATION
                                                          ------------        ------------      ------------
         Minnesota Tax Free Fund.....................      $29,615,668        $(334,792)         $29,280,876
         Minnesota Insured Tax Free Fund.............       18,074,701          (36,582)          18,038,119
         Minnesota Limited Term Tax Free Fund........        3,502,797           (2,843)           3,499,954

(g) The interest rate disclosed for zero coupon issues represents the effective yield on the date of acquisition.
(h)  Identifies issue covered under portfolio insurance purchased by the Fund.
(i) At December 31, 1995 the principal amount of issue in default amounted to $1,000,000 for Minnesota Tax Free Fund. However, this issue is in default as to the timely receipt of principal but is current as to interest including interest at the stated rate since the maturity dates. This issue is being valued based on procedures selected in good faith by the Board of Directors.
(j) Minnesota Tax Free Fund entered into the following restricted security transactions: on September 2, 1986, the Fund purchased $2,148,650 of original par of West St. Paul Commercial Mortgage (K-Mart) with a cost basis of $1,891,822, and on April 20, 1994, the Fund purchased $2,200,000 par of Richfield Commercial Development Revenue for Richfield Shoppes with a cost basis of $2,200,000. These private placements are considered illiquid and are equal to 0.9% of total net assets.
(k) Minnesota Limited Term Tax Free Fund entered into the following restricted security transactions: on October 2, 1985 the Fund purchased $165,531 of original par of Red Wing Pottery Project with a par value and cost basis of $64,474 as of December 31, 1995. This private placement represents all of the restricted illiquid securities owned by the Fund and is equal to 0.1% of total net assets.
(l) At December 31, 1995, the cost of securities purchased on a when issued basis was $2,913,535 for Minnesota Tax Free Fund and $1,939,779 for Minnesota Limited Term Tax Free Fund.
(m) This security, representing 1.06% of total net assets, has been identified by portfolio management as an illiquid security.

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------


Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the year ended December 31, 1995 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1996, the Fund separately provided each shareholder with tax information for calendar year 1995.

                                                                      VOYAGEUR MINNESOTA TAX FREE FUND
                                                              -------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR             PERIOD FROM            YEAR
                                                                ENDED          MARCH 11, 1995           ENDED
                                                             DECEMBER 31,      TO DECEMBER 31,        DECEMBER 31,
                                                                1995                 1995                1995
                                                             ------------      ---------------        ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.6387             $.4426              $.5485
                                                                ======             ======              ======

                                                                       VOYAGEUR MINNESOTA INSURED FUND
                                                            ----------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR             PERIOD FROM            YEAR
                                                                ENDED           MARCH 7, 1995           ENDED
                                                            DECEMBER 31,       TO DECEMBER 31,       DECEMBER 31,
                                                                1995                1995                1995
                                                            ------------       ---------------       ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5314             $.3757              $.4517
                                                                ======             ======              ======


                                                                VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                                                           ------------------------------------------------------
                                                              PER CLASS           PER CLASS           PER CLASS
                                                               A SHARE             B SHARE             C SHARE
                                                               -------             -------             -------
                                                                YEAR             PERIOD FROM            YEAR
                                                                ENDED          AUGUST 15, 1995          ENDED
                                                            DECEMBER 31,       TO DECEMBER 31,       DECEMBER 31,
                                                                1995                 1995                 1995
                                                            ------------      ---------------        ------------
Net investment income distributions (none qualifying for
   corporate dividend received deduction).................      $.5053             $.1652              $.4239
                                                                ======             ======              ======


For federal income tax purposes, 99.98%, 99.91% and 100.00% of the above net investment income distributions for Voyageur Minnesota Tax Free Fund, Voyageur Minnesota Insured Fund and Voyageur Minnesota Limited Term Tax Free Fund, respectively, were derived from interest on securities exempt from federal income tax.